As filed with the Securities and Exchange Commission on November 27, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – September 30, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

TRIBUTARY FUNDS

Tributary Funds®

Semi-Annual Report

September 30, 2019

Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX

Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX

Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

- Are Not FDIC Insured
- May Lose Value
- Have No Bank Guarantee

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds' investment adviser are not affiliated.

Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at 1-800-662-4203, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-662-4203, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Tributary Funds.

SEMI-ANNUAL REPORT 2019

Table of Contents

Portfolio Composition	1
Schedules of Portfolio Investments	2
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	33
Additional Fund Information	41
Investment Advisory Agreement Approval	43

SEMI-ANNUAL REPORT 2019

PORTFOLIO COMPOSITION*

September 30, 2019 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments
Corporate Bonds	31.4%
U.S. Treasury Securities	29.0%
Asset Backed Securities	14.1%
Non-Agency Residential Mortgage Backed Securities	8.6%
U.S. Government Mortgage Backed Securities	7.1%
Non-Agency Commercial Mortgage Backed Securities	6.4%
Short-Term Investments	2.9%
Municipals	0.3%
Preferred Stocks	0.2%

100.0%

Income Fund	Percentage of Total Investments
Corporate Bonds	29.3%
U.S. Government Mortgage Backed Securities	29.2%
U.S. Treasury Securities	16.5%
Non-Agency Residential Mortgage Backed Securities	9.5%
Non-Agency Commercial Mortgage Backed Securities	7.3%
Asset Backed Securities	6.6%
Municipals	1.5%
Short-Term Investments	0.1%

100.0%

Nebraska Tax-Free Fund	Percentage of Total Investments
Municipals	96.7%
Short-Term Investments	2.4%
U.S. Government Mortgage Backed Securities	0.9%

100.0%

Balanced Fund	Percentage of Total Investments
Government Securities	18.0%
Information Technology	14.1%
Financials	12.7%
Health Care	8.8%
Communication Services	7.6%
Industrials	7.2%
Consumer Discretionary	6.8%
Consumer Staples	5.2%
Short-Term Investments	3.0%
Real Estate	2.9%
Energy	2.7%
Utilities	2.6%
Materials	1.9%
Non-Agency Commercial Mortgage Backed Securities	1.9%
Asset Backed Securities	1.7%
U.S. Government Mortgage Backed Securities	1.5%
Non-Agency Residential Mortgage Backed Securities	1.4%

100.0%

Growth Opportunities Fund	Percentage of Total Investments
Information Technology	31.1%
Industrials	16.9%
Consumer Discretionary	15.2%
Health Care	14.1%
Communication Services	4.5%
Real Estate	4.2%
Financials	4.1%
Consumer Staples	3.0%
Materials	2.7%
Short-Term Investments	2.4%
Utilities	1.3%
Energy	0.5%

100.0%

Small/Mid Cap Fund	Percentage of Total Investments
Industrials	16.9%
Information Technology	16.5%
Financials	16.4%
Health Care	13.8%
Consumer Discretionary	11.5%
Materials	7.3%
Real Estate	6.2%
Short-Term Investments	3.3%
Energy	3.2%
Utilities	2.6%
Communication Services	2.3%

100.0%

Small Company Fund	Percentage of Total Investments
Financials	20.3%
Information Technology	20.0%
Industrials	13.9%
Health Care	12.0%
Consumer Discretionary	8.3%
Real Estate	8.2%
Materials	4.8%
Short-Term Investments	3.9%
Utilities	3.6%
Energy	2.8%
Communication Services	2.2%

100.0%

*	Portfolio composition is as of September 30, 2019 and is subject to change.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 29.2%

Asset Backed Securities - 14.1%
$48,718	AmeriCredit Automobile Receivables Trust, 1.53%, 07/08/21	$48,708
1,325,696	Ascentium Equipment Receivables Trust, 3.27%, 10/12/21 (a)	1,335,233
692,638	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (a)	692,788
527,366	Brazos Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.85%), 3.13%, 07/25/29 (b)	529,818
818,585	Canadian Pacer Auto Receivables Trust, 2.05%, 03/19/21 (a)	818,224
1,330,000	Capital One Multi-Asset Execution Trust, 2.08%, 03/15/23	1,330,399
366,467	CCG Receivables Trust REMIC, 2.50%, 06/16/25 (a)	367,224
1,450,375	CCG Receivables Trust REMIC, 3.09%, 12/15/25 (a)	1,462,128
1,321,651	Cloud Pass-Through Trust, 3.55%, 12/05/22 (a)(c)	1,338,063
873,269	Flagstar Mortgage Trust, 4.00%, 07/25/48 (a)(c)	876,182
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,154,666
308,146	Goal Capital Funding Trust (USD 3 Month LIBOR + 0.70%), 2.83%, 08/25/48 (a)(b)	306,957
1,370,000	Great American Auto Leasing, Inc., 2.97%, 06/15/21 (a)	1,375,990
1,760,000	Honda Auto Receivables 2019-1 Owner Trust, 2.75%, 09/20/21	1,767,367
670,752	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 2.85%, 01/26/26 (b)	670,530
621,632	MMAF Equipment Finance, LLC, 2.57%, 06/09/33 (a)	622,234
1,355,000	MMAF Equipment Finance, LLC, 2.84%, 11/13/23 (a)	1,377,377
1,856,941	Panhandle-Plains Higher Education Authority, Inc. (USD 3 Month LIBOR + 0.95%), 3.27%, 10/01/37 (b)	1,857,025
619,019	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 2.84%, 12/24/33 (a)(b)	612,643
156,964	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.53%), 2.67%, 12/24/33 (a)(b)	154,834

Principal Amount	Security Description	Value
$973,415	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.28%, 10/25/21 (b)	$966,573
1,318,311	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.93%, 07/25/22 (b)	1,331,678
641,658	SLM Student Loan Trust (USD 3 Month LIBOR + 1.70%), 3.98%, 07/25/23 (b)	647,813
611,861	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.78%, 04/25/23 (b)	615,471
733,708	Social Professional Loan Program Trust, 2.64%, 08/25/47 (a)	735,466
73,983	Social Professional Loan Program Trust, 1.75%, 07/25/40 (a)	73,899
950,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	958,057
152,268	Sofi Consumer Loan Program Trust, 2.93%, 04/26/27 (a)	152,405
1,138,016	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	1,141,480
1,000,000	Sofi Professional Loan Program Trust, 3.59%, 01/25/48 (a)	1,041,639
710,829	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (a)	745,043
634,788	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	659,817
		27,767,731
Non-Agency Commercial Mortgage Backed Securities - 6.4%
1,630,000	BANK 2019-BNK16, 3.93%, 02/15/52	1,739,462
900,000	Cantor Commercial Real Estate Lending, 3.62%, 04/15/24	955,514
1,723,788	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.93%, 09/10/45 (a)(c)	73,102
1,169,592	COMM Mortgage Trust Interest Only REMIC, 1.19%, 03/10/46 (c)	30,673
619,630	COMM Mortgage Trust REMIC, 3.39%, 08/10/47	635,519
1,265,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 2.96%, 11/15/36 (a)(b)	1,264,996
36,900	DBUBS Mortgage Trust Interest Only REMIC, 0.36%, 08/10/44 (a)(c)	138
193,806,034	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (a)	291,852
4,291,422	GS Mortgage Securities Trust Interest Only REMIC, 1.50%, 08/10/44 (a)(c)	75,800
1,307,966	Key Commercial Mortgage Securities Trus, 2.66%, 06/15/52 (a)	1,316,505

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$252,594	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	$252,827
613,903	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (a)	610,213
1,279,805	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.12%, 12/15/48 (c)	32,939
949,251	Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.48%, 06/15/47	975,731
915,421	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (a)(c)	918,134
646,826	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	649,405
1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	1,010,976
122,586	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.97%, 02/15/44 (a)(c)	990
81,940	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (a)	82,251
434,079	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.30%, 06/15/45	433,791
33,076	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	33,466
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,215,702
		12,599,986
Non-Agency Residential Mortgage Backed Securities - 8.7%
702,170	Asset Backed Securities Corp. Home Equity Loan Trust (USD 1 Month LIBOR + 0.80%), 2.81%, 07/25/35 (b)	702,684
358,121	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 2.89%, 12/25/33 (a)(b)	353,281
517,277	Bayview Commercial Mortgage Pass- Through Trust REMIC (USD 1 Month LIBOR + 0.86%), 2.87%, 04/25/36 (a)(b)	517,123
1,096,661	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.37%, 05/28/44 (b)	1,096,874
500,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.14%, 04/28/39 (b)	500,423
231,385	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (d)	231,297
613,019	Cascade Funding Mortgage Trust, 4.00%, 10/25/68 (a)(c)	633,463

Principal Amount	Security Description	Value
$1,100,000	Cascade Funding Mortgage Trust, 2.80%, 06/25/69 (a)(c)	$1,113,605
3,540	Citicorp Residential Mortgage Trust REMIC, 5.07%, 07/25/36 (d)	3,569
999,944	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (a)(c)	1,024,845
125,610	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	130,186
517,049	Conseco Finance Corp. REMIC (USD 1 Month LIBOR + 2.75%), 4.78%, 04/15/32 (b)	520,153
1,214	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	1,089
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.77%, 02/25/33 (b)	160,682
262,236	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.40%, 12/25/37 (a)(d)	265,996
892,621	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	903,744
483,897	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	491,741
435,330	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.52%, 05/25/36 (a)(b)	432,759
595,763	GSAMP Trust (USD 1 Month LIBOR + 0.52%), 2.54%, 01/25/35 (a)(b)	595,982
70,000	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.25%, 07/25/36 (b)	69,984
879,154	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	890,065
61,146	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	63,223
134,889	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	139,159
193,552	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	200,444
110,943	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.74%, 03/25/35 (b)	111,846
212,742	Oakwood Mortgage Investors, Inc. REMIC (USD 1 Month LIBOR + 0.38%), 2.40%, 03/15/21 (a)(b)	211,528
180,238	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC (USD 1 Month LIBOR + 0.98%), 2.99%, 10/25/34 (b)	180,894

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$11,679	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 11.06%, 03/25/20 (b)	$11,682
54,297	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	55,393
25,244	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	26,214
8,562	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (c)	8,679
8,448	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/21	8,396
94,749	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	95,688
461,335	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	463,556
1,356,299	Towd Point Mortgage Trust, 3.25%, 07/25/58 (a)(c)	1,378,828
474,504	Towd Point Mortgage Trust, 3.25%, 07/25/58 (a)(c)	481,240
1,077,000	Towd Point Mortgage Trust, 3.00%, 11/25/58 (a)(c)	1,083,858
174,746	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	176,793
362,234	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	364,981
37,704	Truman Capital Mortgage Loan Trust REMIC (USD 1 Month LIBOR + 0.43%), 2.45%, 03/25/37 (a)(b)	39,106
1,303,135	Wells Fargo Mortgage Backed Securities REMIC, 3.50%, 07/25/47 (a)(c)	1,313,866
		17,054,919
Total Non-U.S. Government Agency Asset Backed Securities (Cost $57,095,323)		57,422,636

Corporate Bonds - 31.5%

Communication Services - 1.5%
1,780,000	AT&T, Inc. (USD 3 Month LIBOR + 1.18%), 3.31%, 06/12/24 (b)	1,812,574
1,100,000	Verizon Communications, Inc., 5.15%, 09/15/23	1,230,238
		3,042,812
Consumer Discretionary - 4.7%
800,000	AMC Networks, Inc., 4.75%, 12/15/22	811,248
1,649,000	CBS Corp., 3.38%, 03/01/22	1,686,096
1,740,000	Comcast Corp., 3.45%, 10/01/21	1,791,845
1,923,000	Dollar General Corp., 3.25%, 04/15/23	1,986,734
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	400,429
380,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	391,400
815,000	Levi Strauss & Co., 5.00%, 05/01/25	846,426

Principal Amount	Security Description	Value
$470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	$475,875
940,000	Whirlpool Corp., MTN, 3.70%, 03/01/23	969,124
		9,359,177
Consumer Staples - 2.9%
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	664,867
1,011,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,025,872
82,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	84,418
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	424,625
1,875,000	Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (a)	1,909,877
1,615,000	Walmart, Inc., 3.40%, 06/26/23	1,700,447
		5,810,106
Financials - 13.3%
670,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25	683,810
1,910,000	Bank of America Corp., 2.88%, 04/24/23 (c)	1,938,756
1,130,000	BB&T Corp., MTN, 2.15%, 02/01/21	1,131,831
475,000	BB&T Corp., MTN, 3.20%, 09/03/21	484,815
475,000	CBRE Services, Inc., 5.25%, 03/15/25	531,906
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,232,945
1,935,000	Citigroup, Inc., 2.88%, 07/24/23 (c)	1,961,323
1,785,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,814,039
1,797,000	Intercontinental Exchange, Inc., 4.00%, 10/15/23	1,918,388
1,880,000	JPMorgan Chase & Co., 3.25%, 09/23/22	1,943,638
1,865,000	KeyCorp, MTN, 2.90%, 09/15/20	1,878,968
755,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (a)	798,246
1,935,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,952,636
1,480,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,514,281
1,915,000	Regions Financial Corp., 3.20%, 02/08/21	1,938,584
1,090,000	The Charles Schwab Corp., 3.25%, 05/21/21	1,112,447
1,935,000	The Goldman Sachs Group, Inc. (USD 3 Month LIBOR + 1.11%), 3.38%, 04/26/22 (b)	1,951,612

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$864,000	Wells Fargo & Co., Series K (callable at 100 beginning 12/15/19), 5.89%, 03/15/49 (c)(e)	$874,800
		25,663,025
Health Care - 0.2%
461,000	Becton Dickinson and Co., 2.68%, 12/15/19	461,135
Industrials - 5.2%
2,595,000	BMW Finance NV, 2.40%, 08/14/24 (a)	2,596,421
1,740,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,822,650
1,907,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,937,542
1,805,000	Textron, Inc., 3.65%, 03/01/21	1,839,456
1,160,000	TTX Co., 3.60%, 01/15/25 (a)	1,227,031
545,000	Union Pacific Corp., 3.20%, 06/08/21	554,432
400,000	Waste Management, Inc., 2.95%, 06/15/24	413,604
		10,391,136
Information Technology - 2.7%
1,928,000	eBay, Inc., 2.75%, 01/30/23	1,951,407
1,240,000	Harman International Industries, Inc., 4.15%, 05/15/25	1,310,711
1,907,000	QUALCOMM, Inc., 2.90%, 05/20/24	1,958,401
		5,220,519
Materials - 0.6%
1,172,000	Albemarle Corp., 4.15%, 12/01/24	1,250,847
Real Estate - 0.4%
845,000	National Retail Properties, Inc., 3.80%, 10/15/22	877,323
Total Corporate Bonds (Cost $60,720,013)		62,076,080

Government & Agency Obligations - 36.4%

GOVERNMENT SECURITIES - 29.3%
Municipals - 0.3%
500,000	City of Bellevue NE, Nebraska GO, 2.95%, 12/15/21	502,025
Treasury Inflation Index Securities - 0.9%
1,854,643	U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/22 (f)	1,838,228
U.S. Treasury Securities - 28.1%
7,810,000	U.S. Treasury Note, 1.13%, 03/31/20	7,781,322
22,475,000	U.S. Treasury Note, 2.00%, 02/28/21	22,553,136
20,090,000	U.S. Treasury Note, 1.63%, 11/15/22	20,119,821
3,630,000	U.S. Treasury Note, 2.75%, 11/15/23	3,799,873
1,130,000	U.S. Treasury Note, 2.13%, 05/15/25	1,162,090
		55,416,242
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 7.1%
Federal Home Loan Mortgage Corp. - 2.7%
1,550,000	Federal Home Loan Mortgage Corp., 2.11%, 12/15/25	1,537,228

Principal Amount	Security Description	Value
$592,769	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	$104,796
385,286	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 11/15/43	50,453
250,054	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 08/15/45	40,538
7,036	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	7,050
286,792	Federal Home Loan Mortgage Corp. REMIC, 2.25%, 03/15/30	287,710
751,733	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 09/15/37	763,681
438,153	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 04/15/37	442,016
1,008,035	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	1,042,718
402,678	Federal Whole Loan Securities Trust, 3.50%, 05/25/47	408,115
568,387	FRESB Mortgage Trust, 2.16%, 04/25/22 (c)	571,320
		5,255,625
Federal National Mortgage Association - 1.5%
1,807,925	Federal National Mortgage Association, 4.00%, 08/25/42	1,873,177
372,588	Federal National Mortgage Association #AJ4087, 3.00%, 10/01/26	382,424
1,788,057	Federal National Mortgage Association Interest Only, 0.80%, 02/25/22 (c)	22,375
2,003,450	Federal National Mortgage Association Interest Only, 0.32%, 01/25/22 (c)	8,594
2,466,190	Federal National Mortgage Association Interest Only, 0.48%, 07/25/22 (c)	19,278
463,814	Federal National Mortgage Association Interest Only, 2.71%, 01/25/39 (c)	38,334
58,658	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	59,633
1,844	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	1,845
6,297	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	6,289
282,408	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	290,005
295,243	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	296,708
		2,998,662
Government National Mortgage Association - 2.9%
1,460,719	Government National Mortgage Association #511039, 6.30%, 12/15/40	1,461,154

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$134,060	Government National Mortgage Association #559205, 7.25%, 09/15/31	$134,192
175,889	Government National Mortgage Association #559220, 7.00%, 01/15/33	176,077
120,464	Government National Mortgage Association #610022, 5.60%, 08/15/34	120,564
375,407	Government National Mortgage Association #632798, 5.13%, 11/15/34	375,736
1,129,323	Government National Mortgage Association #675589, 7.13%, 04/15/35	1,224,873
907,352	Government National Mortgage Association REMIC, 5.50%, 07/16/34	1,012,819
60,468	Government National Mortgage Association REMIC, 3.47%, 10/16/44 (c)	60,428
899,381	Government National Mortgage Association REMIC, 3.25%, 11/16/52 (c)	912,536
291,271	Government National Mortgage Association REMIC, 2.67%, 02/16/44	291,117
2,251	Government National Mortgage Association REMIC #751404, 5.11%, 06/20/61 (c)	2,289
		5,771,785
Total Government & Agency Obligations (Cost $70,999,443)		71,782,567

Shares	Security Description	Value
Preferred Stocks - 0.3%

Financials - 0.3%
550	U.S. Bancorp, Series A (USD 3 Month LIBOR + 1.02%) (callable at 1,000 beginning 10/30/19), 3.50% (b)(e)	459,250
Total Preferred Stocks (Cost $564,328)		459,250

Short-Term Investments - 2.9%

Investment Company - 2.9%
5,711,962	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (g)	5,711,962
Total Short-Term Investments (Cost $5,711,962)		5,711,962
Investments, at value - 100.3% (Cost $195,091,069)		197,452,495
Other liabilities in excess of assets - (0.3)%		(500,401)
NET ASSETS - 100.0%		$196,952,094

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2019, the aggregate value of these liquid securities were $44,267,560 or 22.5% of net assets.
(b)	Floating rate security. Rate presented is as of September 30, 2019.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2019.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2019.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 23.3%

Asset Backed Securities - 6.6%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,482,465
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,474,574
565,082	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 2.84%, 12/24/33 (a)(b)	559,262
1,707,412	Seasoned Credit Risk Transfer Trust, 3.50%, 03/25/58	1,778,433
1,184,579	SLM Student Loan Trust (USD 3 Month LIBOR + 1.00%), 3.28%, 10/25/21 (b)	1,176,253
1,783,251	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.93%, 07/25/22 (b)	1,801,332
467,070	SLM Student Loan Trust (USD 3 Month LIBOR + 1.50%), 3.78%, 04/25/23 (b)	469,825
1,020,377	Social Professional Loan Program, 2.34%, 04/25/33 (a)	1,022,989
965,296	Social Professional Loan Program, 2.49%, 01/25/36 (a)	969,174
875,000	Sofi Consumer Loan Program Trust, 3.35%, 04/26/27 (a)	882,421
400,593	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (a)	401,812
305,248	SoFi Consumer Loan Program Trust, 2.50%, 05/26/26 (a)	305,626
676,033	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (a)	708,572
831,621	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (a)	864,411
		13,897,149
Non-Agency Commercial Mortgage Backed Securities - 7.3%
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,219,336
905,000	BANK 2019-BNK16, 3.90%, 02/15/52	989,804
960,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	1,068,359
566,945	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	582,072
2,616,685	Citigroup Commercial Mortgage Trust Interest Only REMIC, 1.93%, 09/10/45 (a)(c)	110,967
1,169,592	COMM Mortgage Trust Interest Only REMIC, 1.19%, 03/10/46 (c)	30,673

Principal Amount	Security Description	Value
$1,620,000	Cosmopolitan Hotel Mortgage Trust REMIC (USD 1 Month LIBOR + 0.93%), 2.96%, 11/15/36 (a)(b)	$1,619,995
36,900	DBUBS Mortgage Trust Interest Only REMIC, 0.36%, 08/10/44 (a)(c)	138
206,820,898	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (a)	311,452
6,500,119	GS Mortgage Securities Trust Interest Only REMIC, 1.50%, 08/10/44 (a)(c)	114,813
1,575,000	Hudson Yards Mortgage Trust, 3.23%, 07/10/39 (a)	1,671,534
485,758	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(c)	486,205
975,000	Morgan Stanley Capital I Trust, 3.30%, 06/15/50	1,016,914
1,050,000	Seasoned Loans Structured Transaction Trust, 2.75%, 09/25/29 (d)	1,059,730
938,893	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (a)(c)	941,676
830,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	916,504
840,272	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 1.92%, 10/15/45 (a)(c)	36,186
493,295	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	495,262
2,691,775	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.06%, 11/15/45 (a)(c)	128,790
685,546	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	691,718
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,757,703
		15,249,831
Non-Agency Residential Mortgage Backed Securities - 9.4%
423,881	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 2.89%, 12/25/33 (a)(b)	418,153
597,435	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.33%), 4.37%, 05/28/44 (b)	597,551
789,957	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 1.88%), 3.92%, 08/28/44 (b)	796,149
560,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.14%, 04/28/39 (b)	560,474
4,242	Citicorp Residential Mortgage Trust REMIC, 5.07%, 07/25/36 (e)	4,277
1,079,010	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (a)(c)	1,105,879

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$867,016	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(c)	$898,599
201,573	Citigroup Mortgage Loan Trust, Inc. REMIC, 6.50%, 07/25/34	220,344
26,918	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	27,940
1,215	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	1,091
159,521	Credit-Based Asset Servicing & Securitization, LLC REMIC (USD 1 Month LIBOR + 0.75%), 2.77%, 02/25/33 (b)	160,682
234,632	Credit-Based Asset Servicing & Securitization, LLC REMIC, 5.40%, 12/25/37 (a)(e)	237,996
590,105	CSMLT Trust, 3.00%, 10/25/30 (a)(c)	598,759
884,120	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (a)(c)	895,137
636,535	Flagstar Mortgage Trust, 3.50%, 10/25/47 (a)(c)	646,854
313,800	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.52%, 05/25/36 (a)(b)	311,947
71,667	JPMorgan Mortgage Acquisition Trust REMIC (USD 1 Month LIBOR + 0.23%), 2.25%, 07/25/36 (b)	71,650
1,064,239	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	1,077,447
766,252	JPMorgan Mortgage Trust, 3.50%, 12/25/48 (a)(c)	773,982
508,197	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(c)	509,509
697,145	New Residential Mortgage Loan Trust, 4.00%, 12/25/57 (a)(c)	723,051
337,252	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(c)	348,710
343,353	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(c)	354,224
689,787	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(c)	714,348
131,547	NovaStar Home Equity Loan Trust REMIC (USD 1 Month LIBOR + 1.73%), 3.74%, 03/25/35 (b)	132,617
13,711	Residential Accredit Loans, Inc. Trust REMIC (USD 1 Month LIBOR + 14.76%), 11.06%, 03/25/20 (b)	13,715
36,577	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	37,315

Principal Amount	Security Description	Value
$21,205	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (c)	$22,020
319,078	Salomon Brothers Mortgage Securities, 6.93%, 08/25/28	322,241
835,407	Seasoned Credit Risk Transfer Trust, 2.75%, 05/25/57 (e)	855,620
1,094,773	Sequoia Mortgage Trust REMIC, 3.50%, 03/25/48 (a)(c)	1,111,152
779,622	Sequoia Mortgage Trust REMIC, 3.50%, 05/25/48 (a)(c)	793,586
983,900	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(c)	1,000,695
706,338	Sequoia Mortgage Trust REMIC, 3.50%, 08/25/47 (a)(c)	709,738
544,218	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(c)	550,592
476,020	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(c)	480,357
505,443	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(c)	509,276
1,145,791	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (a)(c)	1,167,116
		19,760,793
Total Non-U.S. Government Agency Asset Backed Securities (Cost $48,201,131)		48,907,773

Corporate Bonds - 29.2%

Communication Services - 1.3%
1,180,000	AT&T, Inc., 5.15%, 03/15/42	1,357,278
1,264,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,423,575
		2,780,853
Consumer Discretionary - 5.6%
1,010,000	AMC Networks, Inc., 4.75%, 12/15/22	1,024,201
370,000	Comcast Corp., 4.15%, 10/15/28	415,148
770,000	Comcast Corp., Class A, 3.30%, 02/01/27	813,666
1,289,000	Dollar General Corp., 3.25%, 04/15/23	1,331,722
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	737,632
580,000	Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	597,400
920,000	Levi Strauss & Co., 5.00%, 05/01/25	955,475
615,000	Newell Brands, Inc., 4.00%, 06/15/22	632,555
410,000	Newell Brands, Inc., 4.20%, 04/01/26	428,298
1,065,000	NIKE, Inc., 3.88%, 11/01/45	1,217,977
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	870,750
1,197,000	The Walt Disney Co., Class E, 4.13%, 12/01/41	1,409,031
1,065,000	Whirlpool Corp., 4.70%, 06/01/22	1,131,853
		11,565,708

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Consumer Staples - 2.0%
$1,100,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	$1,116,181
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	569,750
1,365,000	Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (a)	1,403,281
965,000	Walmart, Inc., 3.70%, 06/26/28	1,070,473
		4,159,685
Financials - 10.7%
1,235,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25	1,260,455
327,367	Altitude Investments 16, LLC, 2.49%, 03/14/26	333,374
1,290,000	Bank of America Corp., MTN, 3.56%, 04/23/27 (c)	1,361,810
1,045,000	CBRE Services, Inc., 5.25%, 03/15/25	1,170,193
1,248,000	Citigroup, Inc., 3.89%, 01/10/28 (c)	1,335,529
920,000	CME Group, Inc., 3.00%, 03/15/25	963,671
494,000	Crown Castle International Corp., 4.88%, 04/15/22	525,172
1,074,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,091,472
930,000	Intercontinental Exchange, Inc., 4.25%, 09/21/48	1,112,315
1,295,000	JPMorgan Chase & Co., 3.20%, 06/15/26	1,345,842
1,155,000	KeyCorp, MTN, 2.90%, 09/15/20	1,163,650
785,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (a)	829,965
1,270,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,328,838
1,285,000	Regions Financial Corp., 3.80%, 08/14/23	1,355,561
1,225,000	The Charles Schwab Corp., 3.85%, 05/21/25	1,320,216
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,520,975
1,295,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,373,601
1,270,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (c)(f)	1,361,059
1,350,000	Wells Fargo & Co., 3.00%, 04/22/26	1,384,506
244,000	Wells Fargo & Co., Series K (callable at 100 beginning 12/15/19), 5.89%, 03/15/49 (c)(f)	247,050
		22,385,254
Health Care - 0.6%
1,109,000	Becton Dickinson and Co., 3.73%, 12/15/24	1,173,581

Principal Amount	Security Description	Value
Industrials - 4.2%
$1,340,000	BMW Finance NV, 2.85%, 08/14/29 (a)	$1,347,677
1,200,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,441,514
1,184,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	1,240,240
1,132,000	Raytheon Co., 4.88%, 10/15/40	1,428,182
1,123,000	Textron, Inc., 3.65%, 03/01/21	1,144,437
645,000	TTX Co., 4.60%, 02/01/49 (a)	794,329
1,275,000	Waste Management, Inc., 3.45%, 06/15/29	1,375,164
		8,771,543
Information Technology - 2.5%
1,058,000	eBay, Inc., 3.60%, 06/05/27	1,101,744
1,331,000	Harman International Industries, Inc., 4.15%, 05/15/25	1,406,900
1,035,000	Oracle Corp., 5.38%, 07/15/40	1,346,690
1,325,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,386,002
		5,241,336
Materials - 1.1%
1,126,000	Albemarle Corp., 5.45%, 12/01/44	1,278,708
959,000	The Mosaic Co., 5.45%, 11/15/33	1,086,173
		2,364,881
Real Estate - 0.6%
1,150,000	National Retail Properties, Inc., 4.30%, 10/15/28	1,272,040
Utilities - 0.6%
954,000	PacifiCorp, 6.25%, 10/15/37	1,346,687
Total Corporate Bonds (Cost $57,045,902)		61,061,568

Government & Agency Obligations - 47.1%

GOVERNMENT SECURITIES - 18.0%
Municipals - 1.5%
500,000	City of Bellevue NE, Nebraska GO, 2.95%, 12/15/21	502,025
307,352	Florida Housing Finance Corp., Florida RB FHLMC, 3.00%, 01/01/36	311,036
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	674,997
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	487,788
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	232,000
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	279,056
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	589,609
		3,076,511

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Treasury Inflation Index Securities - 2.0%
$2,737,071	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (g)	$3,029,983
1,132,920	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	1,122,824
		4,152,807
U.S. Treasury Securities - 14.5%
1,660,000	U.S. Treasury Bond, 5.38%, 02/15/31	2,288,920
1,400,000	U.S. Treasury Bond, 4.75%, 02/15/37	2,007,414
10,250,000	U.S. Treasury Bond, 3.63%, 08/15/43	13,228,906
460,000	U.S. Treasury Note, 1.63%, 11/15/22	460,683
12,070,000	U.S. Treasury Note, 2.13%, 05/15/25	12,412,769
		30,398,692
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 29.1%
Federal Home Loan Mortgage Corp. - 11.2%
1,350,000	Federal Home Loan Mortgage Corp., 3.46%, 11/25/32	1,495,083
1,111,771	Federal Home Loan Mortgage Corp., 4.00%, 04/15/51	1,177,056
930,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (c)	1,044,537
708,970	Federal Home Loan Mortgage Corp. #A96132, 4.50%, 01/01/41	768,747
413,609	Federal Home Loan Mortgage Corp. #C91345, 4.50%, 11/01/30	443,721
350,681	Federal Home Loan Mortgage Corp. #C91386, 4.50%, 08/01/31	377,133
1,039,889	Federal Home Loan Mortgage Corp. #G07801, 4.00%, 10/01/44	1,101,359
31,408	Federal Home Loan Mortgage Corp. #G14820, 3.50%, 12/01/26	32,495
1,745,853	Federal Home Loan Mortgage Corp. #G60344, 4.00%, 12/01/45	1,865,562
2,026,891	Federal Home Loan Mortgage Corp. #SB8006, 3.00%, 09/01/34	2,072,908
1,994,126	Federal Home Loan Mortgage Corp. #V80169, 3.00%, 07/01/43	2,056,397
1,459,123	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	257,959
797,173	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/41	864,332
48,735	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	48,914
238,879	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	241,960
761,601	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	794,641
251,736	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	259,038
322,850	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	333,958

Principal Amount	Security Description	Value
$454,055	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	$469,387
289,678	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	299,485
1,038,023	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,080,941
1,551,649	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	1,610,053
613,053	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	638,227
960,000	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/37	1,045,099
509,080	FRESB Mortgage Trust, 3.70%, 10/25/28 (c)	552,029
1,479,266	Seasoned Credit Risk Transfer Trust, 4.50%, 06/25/57	1,577,033
784,673	Seasoned Credit Risk Transfer Trust, 3.00%, 07/25/56 (e)	810,848
		23,318,902
Federal National Mortgage Association - 15.4%
999,488	Federal National Mortgage Association, 4.14%, 04/25/29 (c)	1,105,538
1,025,505	Federal National Mortgage Association #386641, 5.80%, 12/01/33	1,023,743
23,211	Federal National Mortgage Association #679256, 7.50%, 08/01/22	23,338
185,507	Federal National Mortgage Association #725705, 5.00%, 08/01/34	204,832
182,499	Federal National Mortgage Association #890310, 4.50%, 12/01/40	197,714
14,869	Federal National Mortgage Association #933279, 5.50%, 08/01/37	16,074
27,792	Federal National Mortgage Association #AA5564, 4.00%, 06/01/24	28,914
138,137	Federal National Mortgage Association #AA7002, 4.50%, 06/01/39	149,699
720,619	Federal National Mortgage Association #AB9814, 3.00%, 07/01/43	742,756
49,871	Federal National Mortgage Association #AC0559, 4.00%, 10/01/24	51,897
301,384	Federal National Mortgage Association #AD0575, 4.50%, 01/01/40	331,865
55,761	Federal National Mortgage Association #AE0336, 6.00%, 09/01/38	64,058
678,876	Federal National Mortgage Association #AL0240, 4.00%, 04/01/41	725,301
202,090	Federal National Mortgage Association #AL2382, 4.00%, 02/01/42	217,593
363,484	Federal National Mortgage Association #AL5404, 4.16%, 08/01/21	371,236
899,891	Federal National Mortgage Association #AL9970, 3.41%, 02/01/27	971,244

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$2,189,731	Federal National Mortgage Association #AM2127, 3.31%, 01/01/33	$2,363,022
1,326,830	Federal National Mortgage Association #AM2922, 3.75%, 04/01/43	1,431,928
1,880,000	Federal National Mortgage Association #AN8526, 3.53%, 03/01/28	2,027,017
931,714	Federal National Mortgage Association #AS0784, 4.00%, 10/01/43	991,162
1,024,944	Federal National Mortgage Association #AS3175, 4.50%, 08/01/44	1,117,637
1,839,652	Federal National Mortgage Association #AS3909, 4.00%, 11/01/44	1,947,266
704,520	Federal National Mortgage Association #AS5235, 3.50%, 06/01/45	744,170
2,775,167	Federal National Mortgage Association #AS6994, 4.00%, 04/01/46	2,928,632
1,306,198	Federal National Mortgage Association #BH9216, 4.00%, 01/01/48	1,382,508
934,001	Federal National Mortgage Association #CA0684, 3.50%, 11/01/47	981,651
1,074,424	Federal National Mortgage Association #MA3384, 4.00%, 06/01/48	1,120,420
1,397,344	Federal National Mortgage Association Interest Only, 0.80%, 02/25/22 (c)	17,486
3,562,275	Federal National Mortgage Association Interest Only, 0.48%, 07/25/22 (c)	27,845
720,392	Federal National Mortgage Association Interest Only, 2.71%, 01/25/39 (c)	59,540
1,975,000	Federal National Mortgage Association Interest Only #AM7762, 3.49%, 01/01/35	2,151,669
12,545	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	12,529
255,344	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	262,213
414,167	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	446,247
253,528	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	280,035
595,412	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	610,162
603,905	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	606,903
886,628	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	877,876
1,274,496	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,314,573
1,242,895	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,273,698
955,000	Federal National Mortgage Association REMIC, 4.00%, 11/25/37	1,081,913
		32,283,904

Principal Amount	Security Description	Value
Government National Mortgage Association - 2.5%
$1,360,555	Government National Mortgage Association, 2.85%, 04/16/50	$1,380,477
974,672	Government National Mortgage Association, 3.50%, 01/20/69 (c)	1,027,504
865,465	Government National Mortgage Association #AD8811, 3.00%, 03/20/43	893,899
1,789,235	Government National Mortgage Association REMIC, 5.50%, 07/16/34	1,997,209
4,501	Government National Mortgage Association REMIC #751404, 5.11%, 06/20/61 (c)	4,579
		5,303,668
Small Business Administration Participation Certificates - 0.0%
24,417	SBA Small Business Investment Cos., 2.88%, 09/10/21	24,529
Total Government & Agency Obligations (Cost $93,645,187)		98,559,013

Shares	Security Description	Value
Short-Term Investments - 0.0%

Investment Company - 0.0%
117,058	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (h)	117,058
Total Short-Term Investments (Cost $117,058)		117,058
Investments, at value - 99.6% (Cost $199,009,278)		208,645,412
Other assets in excess of liabilities - 0.4%		739,590
NET ASSETS - 100.0%		$209,385,002

(a)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2019, the aggregate value of these liquid securities were $36,697,805 or 17.5% of net assets.
(b)	Floating rate security. Rate presented is as of September 30, 2019.
(c)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2019.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,059,730 or 0.5% of net assets.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2019.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

INCOME FUND

FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
Government & Agency Obligations - 98.6%

GOVERNMENT SECURITIES - 97.8%
Municipals - 97.8%
Iowa - 0.2%
$100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	$101,182
Nebraska - 96.3%
250,000	Adams County School District No. 18, Nebraska GO, 4.00%, 12/15/33	293,637
300,000	Adams County School District No. 18, Nebraska GO, 4.00%, 12/15/26	350,901
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	210,317
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	185,683
175,000	Cass County Sanitary & Improvement District No. 9, Nebraska GO, 2.90%, 05/15/22	177,163
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	249,937
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	100,023
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	501,480
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	218,240
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	223,978
650,000	City of Columbus NE Combined Utilities System Revenue, Nebraska RB, 5.00%, 06/15/29	829,517
630,000	City of Columbus NE Sales Tax Revenue, Nebraska RB, 5.00%, 09/15/23	713,992
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	356,240
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	74,134
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,660
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,699

Principal Amount	Security Description	Value
$375,000	City of La Vista NE, Nebraska COP, 3.00%, 12/15/25	$394,538
130,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	129,849
235,000	City of La Vista NE, Nebraska GO, 3.00%, 09/01/27	246,896
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	517,796
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	729,519
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	515,256
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	519,790
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	258,045
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	121,133
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	60,650
360,000	City of North Platte NE, Nebraska GO, 3.00%, 12/15/26	381,654
29,000	City of Ogallala NE, Nebraska COP, 1.15%, 10/15/19	28,996
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	586,368
500,000	City of Omaha NE, Nebraska GO, 5.00%, 01/15/29	619,665
500,000	City of Omaha NE, Nebraska GO, 6.50%, 12/01/30	713,455
200,000	City of Omaha NE, Nebraska GO, 5.00%, 05/01/33	234,920
470,000	City of Omaha NE, Nebraska GO, 4.00%, 04/15/22	502,049
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	206,405
355,000	City of Omaha NE, Nebraska Special Tax Bond, 5.00%, 01/15/28	441,244
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	231,484
350,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/26	366,684
285,000	City of Papillion NE, Nebraska GO, 3.00%, 09/15/27	297,600
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,065
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,088

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$275,000	County of Buffalo NE, Nebraska GO, 4.00%, 12/15/31	$289,366
375,000	County of Butler NE, Nebraska GO, 2.10%, 01/15/26	375,874
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,137
250,000	County of Sarpy NE, Nebraska COP, 2.80%, 12/15/20	253,805
105,000	Douglas County Hospital Authority No. 1, Nebraska RB, AMBAC, 5.25%, 09/01/21	110,725
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	504,585
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,110,740
220,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.00%, 05/15/26	267,300
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	756,330
200,000	Douglas County Sanitary & Improvement District No. 453, Nebraska GO, 2.80%, 10/01/31	196,878
580,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	580,412
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	262,896
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	105,911
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	297,623
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	211,865
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	191,723
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,039
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	115,845
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	85,666
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	100,750

Principal Amount	Security Description	Value
$100,000	Douglas County Sanitary & Improvement District No. 557, Nebraska GO, 4.25%, 11/15/34	$101,579
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	773,775
750,000	Douglas County School District No. 59/ NE, Nebraska GO, 4.00%, 06/15/27	829,485
700,000	Elkhorn School District, Nebraska GO, 5.00%, 01/15/30	758,471
665,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/34	744,334
1,430,000	Elkhorn School District, Nebraska GO, 4.00%, 12/15/35	1,623,608
325,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/28	421,678
300,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/28	389,241
350,000	Elkhorn School District, Nebraska GO, 5.00%, 12/15/29	449,120
250,000	Elkhorn School District, Nebraska GO, 4.00%, 01/15/32	265,267
47,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	47,032
370,000	Fremont School District, Nebraska GO, 5.00%, 12/15/29	480,001
265,000	Grand Island Public Schools, Nebraska GO, 5.00%, 12/15/39	313,434
185,000	Grand Island Public Schools, Nebraska GO, 4.00%, 12/15/24	195,686
730,000	Gretna Public Schools, Nebraska GO, 4.00%, 06/15/31	863,911
455,000	Gretna Public Schools, Nebraska GO, 5.00%, 06/15/33	578,055
700,000	Gretna Public Schools, Nebraska GO, 4.00%, 06/15/34	810,838
735,000	Gretna Public Schools, Nebraska GO, 4.00%, 12/15/24	828,771
265,000	Gretna Public Schools, Nebraska GO, 4.00%, 12/15/25	304,453
105,000	Knox County School District No. 501, Nebraska GO, 2.00%, 12/15/19	105,022
900,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/27	1,153,314
500,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/31	582,950
750,000	Lancaster County School District 001, Nebraska GO, 4.00%, 01/15/26	859,320
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	528,750

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	$212,934
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	546,610
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	1,018,570
415,000	Metropolitan Community College Area, Nebraska COP, 4.00%, 03/01/20	419,694
500,000	Metropolitan Community College Area, Nebraska COP, 3.00%, 03/01/26	537,655
500,000	Metropolitan Utilities District of Omaha Gas System Revenue, Nebraska RB, 4.00%, 12/01/26	563,380
1,000,000	Metropolitan Utilities District of Omaha Water System Revenue, Nebraska RB, 5.00%, 12/01/21	1,078,940
180,000	Mid-Plains Community College Area Facilities Corp., Nebraska RB, 3.00%, 10/15/25	183,607
1,475,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/30	1,599,328
140,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/31	151,726
210,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/25	234,520
200,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/26	216,484
540,000	Municipal Energy Agency of Nebraska, Nebraska RB, 5.00%, 04/01/27	584,091
330,000	Nebraska Investment Finance Authority, Nebraska RB, 2.45%, 09/01/24	342,533
230,000	Nebraska Investment Finance Authority, Nebraska RB, 2.80%, 09/01/26	245,139
540,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.40%, 09/01/20	540,146
445,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 1.50%, 03/01/21	445,182
500,000	Nebraska Investment Finance Authority, Nebraska RB FHLMC, 2.00%, 03/01/24	508,120
175,000	Nebraska Investment Finance Authority, Nebraska RB, 2.35%, 09/01/24	180,908
1,050,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/32	1,129,033
540,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/34	580,370
150,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/26	161,595

Principal Amount	Security Description	Value
$200,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/27	$215,322
600,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/29	644,862
1,995,000	Nebraska Public Power District, Nebraska RB, 5.00%, 01/01/31	2,079,289
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,220,590
315,000	Nebraska State Colleges, Nebraska RB, 3.00%, 07/01/25	315,293
785,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/27	911,338
525,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	614,849
700,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/21	743,323
1,000,000	Omaha Public Facilities Corp., Nebraska RB, 4.00%, 06/01/28	1,142,790
250,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	316,588
205,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/31	216,416
200,000	Omaha Public Power District, Nebraska RB, 4.00%, 02/01/34	210,406
810,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/30	849,609
500,000	Omaha Public Power District, Nebraska RB, 5.00%, 02/01/29	524,450
500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/32	586,155
180,000	Omaha School District, Nebraska GO, 3.00%, 12/15/32	186,359
620,000	Omaha School District, Nebraska GO, 3.13%, 12/15/33	643,796
1,500,000	Omaha School District, Nebraska GO, 4.00%, 12/15/39	1,637,130
650,000	Omaha School District, Nebraska GO, 4.00%, 12/15/22	658,788
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	591,534
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	245,637
400,000	Papillion-La Vista School District No. 27, Nebraska GO, 1.75%, 12/01/22	404,340
350,000	Papillion-La Vista School District No. 27, Nebraska GO, 3.00%, 12/01/26	369,397
750,000	Papillion-La Vista School District No. 27, Nebraska GO, 4.00%, 12/01/29	891,952

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value
$125,000	Platte County School District No. 1 Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	$145,315
280,000	Platte County School District No. 1 Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	325,116
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	160,130
55,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	55,025
80,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	80,097
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	110,179
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	110,104
100,000	Sarpy County Sanitary & Improvement District No. 291, Nebraska GO, 4.25%, 09/15/38	104,415
150,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	150,183
385,000	Scotts Bluff County School District/ Gering School District, Nebraska GO, 5.00%, 12/01/23	422,345
220,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/25	268,222
225,000	Southeast Community College, Nebraska COP, 5.00%, 12/15/26	281,441
300,000	Southern Public Power District, Nebraska RB, 4.00%, 12/15/25	342,750
400,000	Southern Public Power District, Nebraska RB, 4.00%, 12/15/26	457,532
200,000	State of Nebraska, Nebraska COP, 1.40%, 03/15/20	199,852
200,000	State of Nebraska, Nebraska COP, 1.60%, 03/15/21	200,264
500,000	State of Nebraska, Nebraska COP, 3.00%, 12/15/22	526,360
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/24	408,058
350,000	University of Nebraska, Nebraska RB, 5.00%, 05/15/25	419,948
1,000,000	University of Nebraska, Nebraska RB, 4.00%, 07/01/31	1,131,620
500,000	University of Nebraska Facilities Corp., Nebraska RB, 4.00%, 07/15/30	582,160

Principal Amount	Security Description	Value
$500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/25	$603,650
500,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 07/15/26	619,740
1,000,000	Village of Boys Town NE, Nebraska RB, 3.00%, 09/01/28	1,084,670
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	108,057
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	215,840
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	111,316
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/24	220,154
200,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/25	219,546
230,000	Westside Community Schools, Nebraska GO, 4.00%, 06/01/27	251,733
		71,033,915
North Dakota - 0.7%
500,000	City of Fargo ND, North Dakota GO, 3.00%, 05/01/34	517,355
South Dakota - 0.6%
425,000	City of Brandon SD Sales Tax Revenue, South Dakota RB, 3.00%, 12/01/26	459,918
		72,112,370
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.8%
600,000	Federal Home Loan Mortgage Corp. #WE5001, 2.65%, 04/01/29	624,670
Total Government & Agency Obligations (Cost $70,695,414)		72,737,040

Shares	Security Description	Value
Short-Term Investments - 2.5%

Investment Company - 2.5%
1,807,602	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (a)	1,807,602
Total Short-Term Investments (Cost $1,807,602)		1,807,602
Investments, at value - 101.1% (Cost $72,503,016)		74,544,642
Other liabilities in excess of assets - (1.1)%		(781,210)
NET ASSETS - 100.0%		$73,763,432

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
RB	Revenue Bond

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 61.9%

Communication Services - 6.7%
8,600	Activision Blizzard, Inc.	$455,112
1,320	Alphabet, Inc., Class C (a)	1,609,080
20,000	Comcast Corp., Class A	901,600
5,300	Facebook, Inc., Class A (a)	943,824
16,400	Verizon Communications, Inc.	989,904
		4,899,520
Consumer Discretionary - 5.9%
510	Amazon.com, Inc. (a)	885,314
290	Booking Holdings, Inc. (a)	569,157
6,300	NIKE, Inc., Class B	591,696
1,340	O'Reilly Automotive, Inc. (a)	534,003
3,950	Royal Caribbean Cruises, Ltd.	427,904
4,300	The Home Depot, Inc.	997,686
1,300	Ulta Beauty, Inc. (a)	325,845
		4,331,605
Consumer Staples - 4.4%
6,700	Church & Dwight Co., Inc.	504,108
2,750	Constellation Brands, Inc., Class A	570,020
2,760	Costco Wholesale Corp.	795,183
7,780	Lamb Weston Holdings, Inc.	565,762
7,000	Walmart, Inc.	830,760
		3,265,833
Energy - 2.7%
2,800	Diamondback Energy, Inc.	251,748
3,750	EOG Resources, Inc.	278,325
11,700	Exxon Mobil Corp.	826,137
3,400	Phillips 66	348,160
8,000	Schlumberger, Ltd.	273,360
		1,977,730
Financials - 7.8%
955	BlackRock, Inc.	425,586
10,100	CenterState Bank Corp.	242,248
3,750	Chubb, Ltd.	605,400
3,180	CME Group, Inc.	672,061
9,100	First American Financial Corp.	536,991
18,400	Huntington Bancshares, Inc.	262,568
7,450	JPMorgan Chase & Co.	876,791
14,800	KeyCorp	264,032
19,900	Manulife Financial Corp.	365,364
5,150	Northern Trust Corp.	480,598
8,200	U.S. Bancorp	453,788
10,800	Wells Fargo & Co.	544,752
		5,730,179
Health Care - 8.5%
7,300	AMN Healthcare Services, Inc. (a)	420,188
6,000	Baxter International, Inc.	524,820
1,480	Biogen, Inc. (a)	344,574
11,900	Boston Scientific Corp. (a)	484,211
3,100	Cigna Corp.	470,549
2,260	Edwards Lifesciences Corp. (a)	496,997

Shares	Security Description	Value
5,500	Eli Lilly & Co.	$615,065
1,950	Humana, Inc.	498,556
4,700	Integer Holdings Corp. (a)	355,132
2,100	Laboratory Corp. of America Holdings (a)	352,800
3,339	LHC Group, Inc. (a)	379,177
2,490	Thermo Fisher Scientific, Inc.	725,262
4,800	Zoetis, Inc.	598,032
		6,265,363
Industrials - 5.6%
2,375	FedEx Corp.	345,729
10,500	IAA, Inc. (a)	438,165
9,300	MasTec, Inc. (a)	603,849
3,100	Raytheon Co.	608,189
1,455	Roper Technologies, Inc.	518,853
9,200	Southwest Airlines Co.	496,892
9,000	The Timken Co.	391,590
6,050	Waste Management, Inc.	695,750
		4,099,017
Information Technology - 13.2%
1,970	Adobe, Inc. (a)	544,212
8,950	Apple, Inc.	2,004,531
2,200	Broadcom, Inc.	607,354
3,000	Cabot Microelectronics Corp.	423,630
4,400	CDW Corp.	542,256
15,500	Cisco Systems, Inc.	765,855
4,550	Citrix Systems, Inc.	439,166
1,760	FleetCor Technologies, Inc. (a)	504,733
3,150	Mastercard, Inc., Class A	855,445
5,150	Microchip Technology, Inc.	478,487
15,450	Microsoft Corp.	2,148,014
1,600	Paycom Software, Inc. (a)	335,184
		9,648,867
Materials - 1.6%
5,200	Berry Global Group, Inc. (a)	204,204
5,600	FMC Corp.	491,008
1,650	Martin Marietta Materials, Inc.	452,265
		1,147,477
Real Estate - 2.9%
3,900	American Tower Corp. REIT	862,407
15,300	First Industrial Realty Trust, Inc. REIT	605,268
4,230	Sun Communities, Inc. REIT	627,944
		2,095,619
Utilities - 2.6%
5,350	Atmos Energy Corp.	609,311
3,700	NextEra Energy, Inc.	862,063
4,800	Southwest Gas Holdings, Inc.	436,992
		1,908,366
Total Common Stocks (Cost $28,775,536)		45,369,576

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset Backed Securities - 5.0%

Asset Backed Securities - 1.7%
$380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	$387,173
90,670	Missouri Higher Education Loan Authority (USD 1 Month LIBOR + 0.83%), 2.85%, 01/26/26 (c)	90,640
97,706	PHEAA Student Loan Trust (USD 3 Month LIBOR + 1.10%), 3.21%, 06/25/38 (b)(c)	98,082
104,259	Preferred Term Securities XII, Ltd./ Preferred Term Securities XII, Inc. (USD 3 Month LIBOR + 0.70%), 2.84%, 12/24/33 (b)(c)	103,185
200,101	SLM Student Loan Trust (USD 3 Month LIBOR + 1.65%), 3.93%, 07/25/22 (c)	202,130
107,372	Social Professional Loan Program Trust, 2.64%, 08/25/47 (b)	107,629
85,940	SoFi Consumer Loan Program Trust, 2.77%, 05/25/26 (b)	86,202
84,504	Stack Infrastructure Issuer, LLC, 4.54%, 02/25/44 (b)	88,571
98,417	Vantage Data Centers Issuer, LLC, 4.07%, 02/16/43 (b)	102,297
		1,265,909
Non-Agency Commercial Mortgage Backed Securities - 1.9%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	381,043
125,000	CD Commercial Mortgage Trust, 4.21%, 08/15/51	139,109
25,500,794	FREMF Mortgage Trust Interest Only, 0.10%, 08/25/44 (b)	38,402
200,000	Hudson Yards Mortgage Trust, 3.23%, 07/10/39 (b)	212,258
247,721	Key Commercial Mortgage Securities Trust, 2.66%, 06/15/52 (b)	249,338
130,000	Seasoned Loans Structured Transaction Trust, 2.75%, 09/25/29 (d)	131,205
154,917	Sutherland Commercial Mortgage Trust, 2.86%, 12/25/35 (b)(e)	155,376
75,000	UBS Commercial Mortgage Trust, 4.19%, 08/15/51	82,817
		1,389,548
Non-Agency Residential Mortgage Backed Securities - 1.4%
100,721	Bayview Commercial Asset Trust REMIC (USD 1 Month LIBOR + 0.87%), 2.89%, 12/25/33 (b)(c)	99,359

Principal Amount	Security Description	Value
$160,000	Bayview Financial Acquisition Trust REMIC (USD 1 Month LIBOR + 2.10%), 4.14%, 04/28/39 (c)	$160,135
116,273	Citigroup Mortgage Loan Trust, 3.50%, 01/25/66 (b)(e)	119,168
39,062	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(e)	40,485
127,517	EverBank Mortgage Loan Trust, 3.50%, 02/25/48 (b)(e)	129,106
136,041	Goldman Sachs Alternative Mortgage Products Trust REMIC (USD 1 Month LIBOR + 0.50%), 2.52%, 05/25/36 (b)(c)	135,237
67,949	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (b)(e)	70,369
52,185	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(e)	52,797
207,124	Wells Fargo Mortgage Backed Securities, 3.50%, 07/25/47 (b)(e)	210,979
		1,017,635
Total Non-U.S. Government Agency Asset Backed Securities (Cost $3,589,761)		3,673,092

Corporate Bonds - 10.4%

Communication Services - 0.9%
348,000	AT&T, Inc., 4.30%, 02/15/30	382,993
237,000	Verizon Communications, Inc., 4.33%, 09/21/28	268,833
		651,826
Consumer Discretionary - 0.9%
250,000	Dollar General Corp., 3.25%, 04/15/23	258,286
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	105,376
50,000	Newell Brands, Inc., 4.20%, 04/01/26	52,231
215,000	Whirlpool Corp., 4.70%, 06/01/22	228,496
		644,389
Consumer Staples - 0.7%
175,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	177,574
150,000	Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (b)	154,207
185,000	Walmart, Inc., 3.40%, 06/26/23	194,788
		526,569
Financials - 4.9%
250,000	Bank of America Corp., MTN, 3.56%, 04/23/27 (e)	263,917
180,000	CBRE Services, Inc., 5.25%, 03/15/25	201,564
240,000	Citigroup, Inc., 3.89%, 01/10/28 (e)	256,832
395,000	CME Group, Inc., 3.00%, 03/15/25	413,750
175,000	Hartford Financial Services Group, Inc., 5.50%, 03/30/20	177,847
245,000	Intercontinental Exchange, Inc., 3.75%, 12/01/25	264,160

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
$230,000	JPMorgan Chase & Co., 3.25%, 09/23/22	$237,785
120,000	Metropolitan Life Global Funding I, 3.60%, 01/11/24 (b)	126,874
260,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	272,046
235,000	Regions Financial Corp., 3.80%, 08/14/23	247,904
220,000	The Charles Schwab Corp., 3.85%, 05/21/25	237,100
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	267,947
230,000	U.S. Bancorp, Series J (callable at 100 beginning 04/15/27), 5.30%, 10/15/49 (e)(f)	246,491
270,000	Wells Fargo & Co., 3.00%, 04/22/26	276,901
		3,491,118
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	139,687
Industrials - 1.6%
225,000	BMW Finance NV, 2.85%, 08/14/29 (b) 226,289
240,000	Huntington Ingalls Industries, Inc., 3.48%, 12/01/27	249,456
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	152,402
200,000	Textron, Inc., 3.65%, 03/01/21	203,818
170,000	TTX Co., 3.60%, 01/15/25 (b)	179,823
225,000	Union Pacific Corp., 3.95%, 09/10/28	248,412
		1,260,200
Information Technology - 0.9%
215,000	eBay, Inc., 3.60%, 06/05/27	223,889
200,000	Oracle Corp., 3.40%, 07/08/24	211,077
220,000	QUALCOMM, Inc., 3.25%, 05/20/27	230,129
		665,095
Materials - 0.3%
209,000	Albemarle Corp., 4.15%, 12/01/24	223,060
Total Corporate Bonds (Cost $7,243,820)		7,601,944

Government & Agency Obligations - 19.4%

GOVERNMENT SECURITIES - 18.0%
Municipals - 1.3%
350,000	California State University, California RB, 5.45%, 11/01/22	386,561
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	253,320
200,000	Santa Monica Community College District, California GO, 5.73%, 08/01/24	206,064

Principal Amount	Security Description	Value
$100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	$104,855
		950,800
Treasury Inflation Index Securities - 1.3%
230,608	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (g)	254,794
690,875	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (g)	684,923
		939,717
U.S. Treasury Securities - 15.4%
2,935,000	U.S. Treasury Note, 2.00%, 02/28/21	2,945,204
3,715,000	U.S. Treasury Note, 1.63%, 11/15/22	3,720,514
3,770,000	U.S. Treasury Note, 2.13%, 05/15/25	3,877,062
700,000	U.S. Treasury Note, 2.25%, 02/15/27	730,324
		11,273,104
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.4%
Federal Home Loan Mortgage Corp. - 0.8%
115,000	Federal Home Loan Mortgage Corp., 3.78%, 10/25/28 (e)	129,163
197,745	Federal Home Loan Mortgage Corp. #SB8006, 3.00%, 09/01/34	202,235
122,906	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	128,238
109,165	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 06/15/50	112,921
		572,557
Federal National Mortgage Association - 0.4%
149,923	Federal National Mortgage Association, 4.14%, 04/25/29 (e)	165,831
63,794	Federal National Mortgage Association #AL1321, 3.50%, 12/01/26	65,946
91,704	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	92,159
		323,936
Government National Mortgage Association - 0.2%
164,945	Government National Mortgage Association, 3.50%, 01/20/69 (e)	173,885
Total Government & Agency Obligations (Cost $13,792,878)		14,233,999

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Short-Term Investments - 3.0%

Investment Company - 3.0%
2,181,523	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (h)	$2,181,523
Total Short-Term Investments (Cost $2,181,523)		2,181,523
Investments, at value - 99.7% (Cost $55,583,518)		73,060,134
Other assets in excess of liabilities - 0.3%		210,231
NET ASSETS - 100.0%		$73,270,365

(a)	Non-income producing security.
(b)	144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of September 30, 2019, the aggregate value of these liquid securities were $3,659,625 or 5.0% of net assets.
(c)	Floating rate security. Rate presented is as of September 30, 2019.
(d)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $131,205 or 0.2% of net assets.
(e)	Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2019.
(f)	Perpetual maturity security.
(g)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(h)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 97.4%

Communication Services - 4.5%
10,500	IAC/InterActiveCorp. (a)	$2,288,685
65,400	Twitter, Inc. (a)	2,694,480
249,400	Zynga, Inc. (a)	1,451,508
		6,434,673
Consumer Discretionary - 15.2%
3,200	Advance Auto Parts, Inc.	529,280
7,400	Burlington Stores, Inc. (a)	1,478,668
24,100	Dollar General Corp.	3,830,454
19,500	DR Horton, Inc.	1,027,845
13,700	Expedia Group, Inc.	1,841,417
13,200	Five Below, Inc. (a)	1,664,520
9,900	Grand Canyon Education, Inc. (a)	972,180
12,520	Lululemon Athletica, Inc. (a)	2,410,476
5,400	O'Reilly Automotive, Inc. (a)	2,151,954
25,500	Restaurant Brands International, Inc.	1,814,070
13,400	Ross Stores, Inc.	1,471,990
2,700	Ulta Beauty, Inc. (a)	676,755
39,900	Yum China Holdings, Inc.	1,812,657
		21,682,266
Consumer Staples - 3.0%
25,500	Church & Dwight Co., Inc.	1,918,620
8,500	Lamb Weston Holdings, Inc.	618,120
16,000	Post Holdings, Inc. (a)	1,693,440
		4,230,180
Energy - 0.4%
14,900	Apergy Corp. (a)	403,045
3,700	Concho Resources, Inc.	251,230
		654,275
Financials - 4.1%
9,600	E*TRADE Financial Corp.	419,424
5,780	FactSet Research Systems, Inc.	1,404,367
15,200	First American Financial Corp.	896,952
18,220	NASDAQ, Inc.	1,810,157
3,700	Northern Trust Corp.	345,284
26,300	OneMain Holdings, Inc.	964,684
		5,840,868
Health Care - 14.1%
9,500	Bio-Techne Corp.	1,858,865
23,200	Centene Corp. (a)	1,003,632
41,000	DENTSPLY SIRONA, Inc.	2,185,710
9,100	Edwards Lifesciences Corp. (a)	2,001,181
20,300	Incyte Corp. (a)	1,506,869
12,510	Insulet Corp. (a)	2,063,274
22,700	Integer Holdings Corp. (a)	1,715,212
5,600	Intercept Pharmaceuticals, Inc. (a)	371,616
15,000	LHC Group, Inc. (a)	1,703,400
8,300	PerkinElmer, Inc.	706,911

Shares	Security Description	Value
800	Sarepta Therapeutics, Inc. (a)	$60,256
17,300	Seattle Genetics, Inc. (a)	1,477,420
6,200	Teleflex, Inc.	2,106,450
4,800	The Cooper Cos., Inc.	1,425,600
		20,186,396
Industrials - 16.9%
10,100	Cintas Corp.	2,707,810
22,900	Dover Corp.	2,279,924
31,100	IAA, Inc. (a)	1,297,803
28,800	ITT, Inc.	1,762,272
14,500	L3Harris Technologies, Inc.	3,025,280
29,400	MasTec, Inc. (a)	1,908,942
9,100	Old Dominion Freight Line, Inc.	1,546,727
12,200	Oshkosh Corp.	924,760
32,900	Quanta Services, Inc.	1,243,620
4,800	Roper Technologies, Inc.	1,711,680
4,630	TransDigm Group, Inc. (a)	2,410,702
23,500	TransUnion	1,906,085
19,200	XPO Logistics, Inc. (a)	1,374,144
		24,099,749
Information Technology - 31.0%
58,500	ACI Worldwide, Inc. (a)	1,832,513
72,100	Advanced Micro Devices, Inc. (a)	2,090,179
22,000	Akamai Technologies, Inc. (a)	2,010,360
7,600	Atlassian Corp. PLC, Class A (a)	953,344
11,400	Broadridge Financial Solutions, Inc.	1,418,502
14,600	CDW Corp.	1,799,304
15,100	DocuSign, Inc. (a)	934,992
3,700	Fair Isaac Corp. (a)	1,123,024
34,700	Fiserv, Inc. (a)	3,594,573
8,740	FleetCor Technologies, Inc. (a)	2,506,457
14,100	Fortinet, Inc. (a)	1,082,316
38,200	Inphi Corp. (a)	2,332,110
9,900	Jack Henry & Associates, Inc.	1,445,103
10,600	Lam Research Corp.	2,449,766
7,800	Microchip Technology, Inc.	724,698
6,200	Palo Alto Networks, Inc. (a)	1,263,746
31,000	Paychex, Inc.	2,565,870
37,500	Pure Storage, Inc., Class A (a)	635,250
6,700	RingCentral, Inc., Class A (a)	841,922
17,900	Science Applications International Corp.	1,563,565
7,700	ServiceNow, Inc. (a)	1,954,645
9,200	Splunk, Inc. (a)	1,084,312
24,620	Square, Inc. (a)	1,525,209
21,900	SS&C Technologies Holdings, Inc.	1,129,383
21,200	Twilio, Inc. (a)	2,331,152
19,500	Xilinx, Inc.	1,870,050
6,200	Zebra Technologies Corp. (a)	1,279,494
		44,341,839

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Materials - 2.7%
44,400	Element Solutions, Inc. (a)	$451,992
16,800	FMC Corp.	1,473,024
7,100	Martin Marietta Materials, Inc.	1,946,110
		3,871,126
Real Estate - 4.2%
40,200	Americold Realty Trust REIT	1,490,214
26,600	CBRE Group, Inc., Class A (a)	1,410,066
11,715	Digital Realty Trust, Inc. REIT	1,520,724
10,980	Sun Communities, Inc. REIT	1,629,981
		6,050,985
Utilities - 1.3%
16,300	Atmos Energy Corp.	1,856,407
Total Common Stocks (Cost $94,063,110)		139,248,764

Shares	Security Description	Value
Short-Term Investments - 2.4%

Investment Company - 2.4%
3,379,633	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (b)	3,379,633
Total Short-Term Investments (Cost $3,379,633)		3,379,633
Investments, at value - 99.8% (Cost $97,442,743)		142,628,397
Other assets in excess of liabilities - 0.2%		311,068
NET ASSETS - 100.0%		$142,939,465

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SMALL/MID CAP FUND

Shares	Security Description	Value
Common Stocks - 99.3%

Communication Services - 2.4%
139	Nexstar Media Group, Inc., Class A	$14,221
Consumer Discretionary - 11.8%
342	Big Lots, Inc.	8,379
79	Burlington Stores, Inc. (a)	15,786
141	Dorman Products, Inc. (a)	11,215
144	Dunkin' Brands Group, Inc.	11,428
376	LKQ Corp. (a)	11,825
131	Tractor Supply Co.	11,848
		70,481
Energy - 3.3%
1,443	Callon Petroleum Co. (a)	6,263
376	Matador Resources Co. (a)	6,215
436	Parsley Energy, Inc.	7,325
		19,803
Financials - 16.9%
67	Affiliated Managers Group, Inc.	5,584
196	Arthur J Gallagher & Co.	17,556
210	Columbia Banking System, Inc.	7,749
101	Cullen/Frost Bankers, Inc.	8,943
233	Great Western Bancorp, Inc.	7,689
151	Selective Insurance Group, Inc.	11,354
146	South State Corp.	10,994
250	Stifel Financial Corp.	14,345
114	UMB Financial Corp.	7,362
238	United Bankshares, Inc.	9,013
		100,589
Health Care - 14.2%
260	AMN Healthcare Services, Inc. (a)	14,966
106	ICON PLC (a)	15,618
238	Integra LifeSciences Holdings Corp. (a)	14,297
72	Masimo Corp. (a)	10,713
191	Omnicell, Inc. (a)	13,803
181	PerkinElmer, Inc.	15,416
		84,813
Industrials - 17.3%
177	Barnes Group, Inc.	9,123
92	Carlisle Cos., Inc.	13,390
168	Fortune Brands Home & Security, Inc.	9,190
161	Forward Air Corp.	10,259
208	Franklin Electric Co., Inc.	9,944
248	Granite Construction, Inc.	7,968
134	Oshkosh Corp.	10,157
238	Quanta Services, Inc.	8,996
175	Robert Half International, Inc.	9,740
168	Tetra Tech, Inc.	14,576
		103,343
Information Technology - 16.9%
141	Ambarella, Inc. (a)	8,860
134	Broadridge Financial Solutions, Inc.	16,673
52	CACI International, Inc., Class A (a)	12,025

Shares	Security Description	Value
30	Coherent, Inc. (a)	$4,611
173	ExlService Holdings, Inc. (a)	11,584
67	Littelfuse, Inc.	11,880
149	MAXIMUS, Inc.	11,512
191	MTS Systems Corp.	10,553
116	National Instruments Corp.	4,871
121	PTC, Inc. (a)	8,250
		100,819
Materials - 7.5%
99	Balchem Corp.	9,820
228	RPM International, Inc.	15,689
139	Sensient Technologies Corp.	9,542
163	Sonoco Products Co.	9,488
		44,539
Real Estate - 6.4%
540	Easterly Government Properties, Inc. REIT	11,502
57	Jones Lang LaSalle, Inc.	7,927
114	Lamar Advertising Co., Class A REIT	9,340
178	LTC Properties, Inc. REIT	9,117
		37,886
Utilities - 2.6%
139	IDACORP, Inc.	15,661
Total Common Stocks (Cost $568,212)		592,155

Shares	Security Description	Value
Short-Term Investments - 3.4%

Investment Company - 3.4%
20,224	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (b)	20,224
Total Short-Term Investments (Cost $20,224)		20,224
Investments, at value - 102.7% (Cost $588,436)		612,379
Other liabilities in excess of assets - (2.7)%		(16,183)
NET ASSETS - 100.0%		$596,196

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 96.3%

Communication Services - 2.2%
173,900	Nexstar Media Group, Inc., Class A	$17,791,709
Consumer Discretionary - 8.3%
348,100	Big Lots, Inc.	8,528,450
217,600	Dorman Products, Inc. (a)	17,307,904
416,200	G-III Apparel Group, Ltd. (a)	10,725,474
283,200	La-Z-Boy, Inc.	9,512,688
335,800	Movado Group, Inc.	8,347,988
280,431	Standard Motor Products, Inc.	13,614,925
		68,037,429
Energy - 2.8%
1,492,000	Callon Petroleum Co. (a)	6,475,280
719,900	Carrizo Oil & Gas, Inc. (a)	6,180,342
625,900	Matador Resources Co. (a)	10,346,127
		23,001,749
Financials - 20.4%
193,400	Argo Group International Holdings, Ltd.	13,584,416
486,600	Atlantic Union Bankshares Corp.	18,123,417
334,500	Carolina Financial Corp.	11,888,130
241,500	Columbia Banking System, Inc.	8,911,350
360,800	Great Western Bancorp, Inc.	11,906,400
251,000	Mercantile Bank Corp.	8,232,800
944,500	Old National Bancorp	16,250,123
242,900	Selective Insurance Group, Inc.	18,263,651
207,400	South State Corp.	15,617,220
319,600	Stifel Financial Corp.	18,338,648
118,800	UMB Financial Corp.	7,672,104
484,300	United Bankshares, Inc.	18,340,441
		167,128,700
Health Care - 12.0%
340,400	AMN Healthcare Services, Inc. (a)	19,593,424
450,400	AngioDynamics, Inc. (a)	8,296,368
324,300	Integra LifeSciences Holdings Corp. (a)	19,480,701
172,000	LHC Group, Inc. (a)	19,532,320
127,600	Medpace Holdings, Inc. (a)	10,723,504
179,200	Omnicell, Inc. (a)	12,950,784
270,682	Varex Imaging Corp. (a)	7,725,264
		98,302,365
Industrials - 14.0%
165,800	American Woodmark Corp. (a)	14,741,278
232,800	Barnes Group, Inc.	11,998,512
278,700	Forward Air Corp.	17,758,764
279,100	Franklin Electric Co., Inc.	13,343,771
333,700	Granite Construction, Inc.	10,721,781
107,900	ICF International, Inc.	9,114,313
337,800	Kforce, Inc.	12,780,663
277,300	Tetra Tech, Inc.	24,058,548
		114,517,630
Information Technology - 20.0%
202,700	Ambarella, Inc. (a)	12,736,654

Shares	Security Description	Value
171,600	Anixter International, Inc. (a)	$11,860,992
377,300	Benchmark Electronics, Inc.	10,964,338
74,600	CACI International, Inc., Class A (a)	17,251,996
607,900	CalAmp Corp. (a)	7,003,008
336,000	CTS Corp.	10,872,960
234,500	ExlService Holdings, Inc. (a)	15,702,120
71,100	Littelfuse, Inc.	12,606,741
326,100	Methode Electronics, Inc.	10,970,004
285,000	MTS Systems Corp.	15,746,250
268,500	Nanometrics, Inc. (a)	8,758,470
252,200	PC Connection, Inc. (a)	9,810,580
216,200	Silicon Motion Technology Corp., ADR	7,642,670
399,000	Sykes Enterprises, Inc. (a)	12,225,360
		164,152,143
Materials - 4.8%
142,800	Balchem Corp.	14,164,332
227,500	Carpenter Technology Corp.	11,752,650
196,800	Sensient Technologies Corp.	13,510,320
		39,427,302
Real Estate - 8.2%
155,200	Agree Realty Corp. REIT	11,352,880
855,100	Easterly Government Properties, Inc. REIT	18,213,630
260,500	Getty Realty Corp. REIT	8,351,630
285,000	LTC Properties, Inc. REIT	14,597,700
426,100	Marcus & Millichap, Inc. (a)	15,122,289
		67,638,129
Utilities - 3.6%
179,800	IDACORP, Inc.	20,258,066
142,300	Unitil Corp.	9,027,512
		29,285,578
Total Common Stocks (Cost $651,743,394)		789,282,734

Shares	Security Description	Value
Short-Term Investments - 3.9%

Investment Company - 3.9%
31,614,970	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.81% (b)	31,614,970
Total Short-Term Investments (Cost $31,614,970)		31,614,970
Investments, at value - 100.2% (Cost $683,358,364)		820,897,704
Other liabilities in excess of assets - (0.2)%		(1,387,732)
NET ASSETS - 100.0%		$819,509,972

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2019 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$195,091,069	$199,009,278
Unrealized appreciation of investments	2,361,426	9,636,134
Total investments, at value	197,452,495	208,645,412
Cash	–	28,684
Receivable for capital shares issued	23,256	18,537
Receivable for investments sold	–	–
Interest and dividends receivable	956,840	1,218,389
Receivable from investment advisor	–	–
Prepaid expenses	13,498	12,252
Total Assets	198,446,089	209,923,274

Liabilities:
Distributions payable	291,860	402,306
Payable for investments purchased	1,086,730	–
Payable for capital shares redeemed	9,480	21,715
Accrued expenses and other payables:
Investment advisory fees	44,389	53,486
Administration fees payable to non-related parties	7,678	8,190
Administration fees payable to related parties	11,278	12,028
Shareholder service fees	4,019	2,159
Other fees	38,561	38,388
Total Liabilities	1,493,995	538,272
Net Assets	$196,952,094	$209,385,002
Composition of Net Assets:
Paid-In Capital	$197,368,021	$203,602,779
Distributable earnings	(415,927)	5,782,223
Net Assets	$196,952,094	$209,385,002
Institutional Class:
Net assets	11,046,672	6,222,385
Shares of beneficial interest (See note 5)	1,178,565	586,286
Net asset value, offering and redemption price per share	$9.37	$10.61
Institutional Plus Class:
Net assets	185,905,422	203,162,617
Shares of beneficial interest (See note 5)	19,773,345	19,143,391
Net asset value, offering and redemption price per share	$9.40	$10.61

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL/MID CAP FUND	SMALL COMPANY FUND

$72,503,016	$55,583,518	$97,442,743	$588,436	$683,358,364
2,041,626	17,476,616	45,185,654	23,943	137,539,340
74,544,642	73,060,134	142,628,397	612,379	820,897,704
–	622	–	44	–
–	64,079	363,728	–	1,714,899
–	–	–	18,689	–
751,398	204,401	73,804	246	599,135
6,397	–	–	–	–
1,011	15,650	16,531	3,628	26,080
75,303,448	73,344,886	143,082,460	634,986	823,237,818

97,120	–	–	–	–
1,387,035	–	–	14,753	–
4,834	699	16,967	–	3,012,379

–	30,601	81,616	7,233	511,591
2,927	2,886	5,628	23	31,855
4,294	4,234	8,251	34	46,639
–	7,990	4,254	5	18,985
43,806	28,111	26,279	16,742	106,397
1,540,016	74,521	142,995	38,790	3,727,846
$73,763,432	$73,270,365	$142,939,465	$596,196	$819,509,972

$73,574,459	$53,348,843	$90,403,240	$571,502	$675,681,709
188,973	19,921,522	52,536,225	24,694	143,828,263
$73,763,432	$73,270,365	$142,939,465	$596,196	$819,509,972

–	38,434,436	14,104,200	22,770	86,223,732
–	2,164,770	837,624	2,198	3,053,279
$–	$17.75	$16.84	$10.36	$28.24

73,763,432	34,835,929	128,835,265	573,426	733,286,240
7,585,524	1,981,373	7,461,936	55,283	25,770,402
$9.72	$17.58	$17.27	$10.37	$28.45

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2019 (Unaudited)

	SHORT-INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$2,593,646	$3,158,159
Dividend	37,630	30,375
Foreign tax withholding	–	–
Total Income	2,631,276	3,188,534

Expenses:
Investment advisory fees (Note 3)	473,620	610,471
Administration fees	110,806	119,020
Shareholder service fees - Institutional Class	10,759	5,876
Custodian fees	9,334	9,995
Chief compliance officer fees	5,365	5,765
Director fees	5,020	5,392
Registration and filing fees	11,857	12,762
Transfer agent fees	30,724	29,948
Other Fees	54,321	56,290
Total expenses before waivers	711,806	855,519
Expenses waived by adviser (Note 3)	(196,032)	(256,618)
Total Expenses	515,774	598,901
Net Investment Income (Loss)	2,115,502	2,589,633
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions	46,494	413,772
Change in unrealized appreciation (depreciation) on investments	2,166,569	7,543,099
Net realized and unrealized gain on investments	2,213,063	7,956,871
Net increase in net assets from operations	$4,328,565	$10,546,504

*	Includes $1,150,534 of premium amortization on securities transferred in as part of the common trust conversion in 2016.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2019 (Unaudited)

NEBRASKA TAX-FREE FUND	BALANCED FUND	GROWTH OPPORTUNITIES FUND	SMALL/MID CAP FUND	SMALL COMPANY FUND

$(36,656)*	$386,102	$–	$–	$–
17,519	376,633	689,403	1,623	5,700,319
–	(1,153)	(3,855)	(2)	–
(19,137)	761,582	685,548	1,621	5,700,319

149,018	273,129	542,383	719	3,466,129
43,581	42,601	84,599	99	477,044
–	37,610	12,713	5	103,339
2,877	3,135	5,776	874	32,405
2,116	2,069	4,099	10	23,066
1,980	1,942	3,868	5	21,951
1,014	12,183	12,402	2,048	30,794
9,995	24,799	31,762	3,698	218,235
35,723	33,764	29,801	14,337	71,907
246,304	431,232	727,403	21,795	4,444,870
(78,664)	(84,076)	(34,909)	(20,986)	(304,511)
167,640	347,156	692,494	809	4,140,359
(186,777)	414,426	(6,946)	812	1,559,960

(95,845)	1,426,141	5,870,948	(61)	3,928,805
2,241,605	2,386,182	(1,062,674)	23,943	25,505,681
2,145,760	3,812,323	4,808,274	23,882	29,434,486
$1,958,983	$4,226,749	$4,801,328	$24,694	$30,994,446

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND		NEBRASKA TAX-FREE FUND
	For the Six Months Ended September 30, 2019	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019
Operations:
Net investment income (loss)	$2,115,502	$3,771,317	$2,589,633	$5,074,394	$(186,777)
Net realized gain (loss) on investment transactions	46,494	(458,292)	413,772	(722,984)	(95,845)
Net change in unrealized appreciation (depreciation) on investments	2,166,569	1,845,975	7,543,099	3,977,777	2,241,605
Net increase in net assets from operations	4,328,565	5,159,000	10,546,504	8,329,187	1,958,983
Distributions to Shareholders:
Institutional Class	(115,780)	(334,436)	(86,080)	(191,515)	–
Institutional Plus Class	(2,080,202)	(3,721,286)	(2,829,756)	(5,752,279)	(923,255)
Return of Capital
Institutional Plus Class	–	–	–	–	–
Change in net assets from distributions to shareholders	(2,195,982)	(4,055,722)	(2,915,836)	(5,943,794)	(923,255)
Capital Transactions:
Proceeds from shares issued
Institutional Class	1,150,350	3,335,867	338,942	269,705	–
Institutional Plus Class	23,454,770	47,643,785	16,951,692	29,286,868	6,180,836
Proceeds from dividends reinvested
Institutional Class	91,168	192,225	85,837	191,275	–
Institutional Plus Class	401,615	751,656	387,054	754,540	145,107
Cost of shares redeemed
Institutional Class	(888,475)	(8,314,061)	(763,788)	(1,097,974)	–
Institutional Plus Class	(11,618,974)	(25,017,947)	(11,847,812)	(34,143,903)	(6,543,140)
Change in net assets from capital transactions	12,590,454	18,591,525	5,151,925	(4,739,489)	(217,197)
Change in net assets	14,723,037	19,694,803	12,782,593	(2,354,096)	818,531
Net Assets:
Beginning of Period	182,229,057	162,534,254	196,602,409	198,956,505	72,944,901
End of Period	$196,952,094	$182,229,057	$209,385,002	$196,602,409	$73,763,432
Share Transactions Institutional Class:
Shares issued	123,436	363,674	32,749	26,981	–
Shares reinvested	9,758	20,920	8,207	19,138	–
Shares redeemed	(95,273)	(902,822)	(73,216)	(109,695)	–
Change in shares	37,921	(518,228)	(32,260)	(63,576)	–
Share Transactions Institutional Plus
Class:
Shares issued	2,503,397	5,166,572	1,625,230	2,927,218	638,797
Shares reinvested	42,858	81,544	36,995	75,475	14,993
Shares redeemed	(1,242,124)	(2,715,227)	(1,136,463)	(3,418,489)	(674,807)
Change in shares	1,304,131	2,532,889	525,762	(415,796)	(21,017)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	BALANCED FUND		GROWTH OPPORTUNITIES FUND		SMALL/MID CAP FUND	SMALL COMPANY FUND
For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019	For the Year Ended March 31, 2019	For the Six Months Ended September 30, 2019	For the Year Ended March 31, 2019	August 1, 2019* Through September 30, 2019	For the Six Months Ended September 30, 2019	For the Year Ended March 31, 2019

$1,722,303	$414,426	$692,713	$(6,946)	$(211,951)	$812	$1,559,960	$2,046,395

(37,571)	1,426,141	2,440,610	5,870,948	8,663,259	(61)	3,928,805	33,124,779

1,310,968	2,386,182	1,704,434	(1,062,674)	7,148,950	23,943	25,505,681	(15,604,091)
2,995,700	4,226,749	4,837,757	4,801,328	15,600,258	24,694	30,994,446	19,567,083

–	(193,775)	(2,703,104)	–	(1,519,803)	–	–	(4,536,409)
(1,732,027)	(215,284)	(2,143,360)	–	(12,031,449)	–	–	(26,857,264)

(561,894)	–	–	–	–	–	–	–

(2,293,921)	(409,059)	(4,846,464)	–	(13,551,252)	–	–	(31,393,673)

–	567,640	2,557,873	150,510	874,244	23,051	10,474,094	29,232,702
12,553,191	2,306,374	4,400,142	6,968,474	18,903,033	549,500	175,717,895	370,943,274

–	177,415	2,506,444	–	1,383,739	–	–	4,190,150
357,022	183,221	1,859,934	–	6,390,096	–	–	17,577,803

–	(3,401,262)	(7,419,936)	(1,370,603)	(4,625,639)	(1,049)	(21,090,608)	(111,975,067)
(6,192,682)	(1,906,177)	(2,367,661)	(10,193,844)	(18,550,810)	–	(192,574,418)	(174,615,302)

6,717,531	(2,072,789)	1,536,796	(4,445,463)	4,374,663	571,502	(27,473,037)	135,353,560
7,419,310	1,744,901	1,528,089	355,865	6,423,669	596,196	3,521,409	123,526,970

65,525,591	71,525,464	69,997,375	142,583,600	136,159,931	–	815,988,563	692,461,593
$72,944,901	$73,270,365	$71,525,464	$142,939,465	$142,583,600	$596,196	$819,509,972	$815,988,563

–	32,753	149,596	8,948	53,755	2,298	382,846	1,044,934
–	10,072	155,678	–	96,227	–	–	164,642
–	(196,167)	(442,756)	(81,657)	(281,948)	(100)	(776,635)	(3,835,822)
–	(153,342)	(137,482)	(72,709)	(131,966)	2,198	(393,789)	(2,626,246)

1,327,450	135,637	262,116	406,118	1,153,836	55,283	6,381,944	13,396,018
37,781	10,500	116,413	–	434,110	–	–	686,633
(655,692)	(111,035)	(139,960)	(592,947)	(1,145,807)	–	(6,913,574)	(6,160,102)
709,539	35,102	238,569	(186,829)	442,139	55,283	(531,630)	7,922,549

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(c)(d)	Portfolio Turnover(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/19	$9.27	$0.10		$0.10	$0.20	$(0.10)	$—	$—	$9.37	2.16%	$11,047	0.73%	2.05%	1.23%	18%
03/31/19	9.21	0.19		0.07	0.26	(0.19)	(0.01)	—	9.27	2.88	10,569	0.76	2.03	1.17	43
03/31/18	9.32	0.16		(0.07)	0.09	(0.19)	(0.01)	—	9.21	0.93	15,281	0.77	1.71	1.22	43
03/31/17	9.38	0.16		(0.03)	0.13	(0.18)	(0.01)	—	9.32	1.48	9,933	0.75	1.75	1.28	48
03/31/16	9.45	0.14		(0.04)	0.10	(0.16)	(0.01)	—	9.38	1.11	12,202	0.76	1.50	1.11	40
03/31/15	9.48	0.12		—	0.12	(0.14)	(0.01)	—	9.45	1.33	23,000	0.79	1.24	1.04	51
Institutional Plus Class
09/30/19	9.29	0.11		0.11	0.22	(0.11)	—	—	9.40	2.37	185,905	0.53	2.24	0.72	18
03/31/19	9.24	0.21		0.06	0.27	(0.21)	(0.01)	—	9.29	2.99	171,660	0.54	2.25	0.73	43
03/31/18	9.35	0.18		(0.07)	0.11	(0.21)	(0.01)	—	9.24	1.17	147,253	0.54	1.94	0.73	43
03/31/17	9.41	0.19		(0.03)	0.16	(0.21)	(0.01)	—	9.35	1.70	118,220	0.54	1.98	0.75	48
03/31/16	9.48	0.16		(0.04)	0.12	(0.18)	(0.01)	—	9.41	1.32	112,308	0.54	1.73	0.77	40
03/31/15	9.51	0.14		0.01	0.15	(0.17)	(0.01)	—	9.48	1.57	91,787	0.55	1.48	0.80	51
INCOME FUND
Institutional Class
09/30/19	10.22	0.12		0.41	0.53	(0.14)	—	—	10.61	5.22	6,222	0.77	2.37	1.54	14
03/31/19	10.09	0.25		0.18	0.43	(0.29)	(0.01)	—	10.22	4.31	6,322	0.80	2.49	1.48	33
03/31/18	10.22	0.24		(0.08)	0.16	(0.28)	(0.01)	—	10.09	1.61	6,884	0.82	2.33	1.48	33
03/31/17	10.41	0.24		(0.14)	0.10	(0.28)	(0.01)	—	10.22	0.89	6,621	0.82	2.29	1.62	44
03/31/16	10.51	0.24		(0.05)	0.19	(0.28)	(0.01)	—	10.41	1.77	6,809	0.81	2.29	1.19	24
03/31/15	10.25	0.24		0.29	0.53	(0.26)	(0.01)	—	10.51	5.18	19,693	0.85	2.30	1.11	52
Institutional Plus Class
09/30/19	10.22	0.13		0.41	0.54	(0.15)	—	—	10.61	5.31	203,163	0.58	2.55	0.82	14
03/31/19	10.09	0.27		0.17	0.44	(0.30)	(0.01)	—	10.22	4.50	190,280	0.61	2.67	0.82	33
03/31/18	10.22	0.26		(0.08)	0.18	(0.30)	(0.01)	—	10.09	1.80	192,073	0.64	2.52	0.82	33
03/31/17	10.41	0.26		(0.15)	0.11	(0.29)	(0.01)	—	10.22	1.07	193,808	0.64	2.47	0.83	44
03/31/16	10.52	0.25		(0.07)	0.18	(0.28)	(0.01)	—	10.41	1.81	187,490	0.64	2.41	0.85	24
03/31/15	10.26	0.26		0.29	0.55	(0.28)	(0.01)	—	10.52	5.40	120,425	0.63	2.52	0.89	52
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/19	9.59	(0.02	)(e)	0.27	0.25	(0.12)	—	—	9.72	2.62	73,763	0.45	(0.50)	0.66	8
03/31/19	9.50	0.24		0.17	0.41	(0.25)	—	(0.07)	9.59	4.39	72,945	0.45	2.52	0.66	17
03/31/18	9.69	0.25		(0.12)	0.13	(0.32)	—	—	9.50	1.31	65,526	0.45	2.56	0.67	5
03/31/17	10.05	0.26		(0.30)	(0.04)	(0.32)	—	—	9.69	(0.43)	71,709	0.45	2.66	0.69	11
03/31/16(f)	10.00	0.07		0.07	0.14	(0.09)	—	—	10.05	1.35	57,029	0.45	2.96	0.85	5
BALANCED FUND
Institutional Class
09/30/19	16.85	0.09		0.90	0.99	(0.09)	—	—	17.75	5.87	38,434	1.04	1.05	1.30	10
03/31/19	16.87	0.15		1.00	1.15	(0.15)	(1.02)	—	16.85	7.22	39,049	1.09	0.90	1.28	23
03/31/18	16.86	0.13		1.29	1.42	(0.14)	(1.27)	—	16.87	8.46	41,426	1.18	0.76	1.27	15
03/31/17	16.71	0.13		1.11	1.24	(0.13)	(0.96)	—	16.86	7.71	49,241	1.18	0.75	1.26	22
03/31/16	17.66	0.05		(0.57)	(0.52)	(0.06)	(0.37)	—	16.71	(2.93)	71,090	1.19	0.31	1.26	42
03/31/15	17.61	0.01		1.58	1.59	(0.01)	(1.53)	—	17.66	9.40	70,615	1.17	0.06	1.26	69

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:					Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expense to Average Net Assets(c)	Net Investment Income (Loss) to Average Net Assets(c)	Expense to Average Net Assets(c)(d)	Portfolio Turnover(b)
Institutional Plus Class
09/30/19	$16.69	$0.11		$0.89	$1.00	$(0.11)	$—	$—	$17.58	6.00%	$34,836	0.85%	1.24%	1.05%	10%
03/31/19	16.73	0.19		0.98	1.17	(0.19)	(1.02)	—	16.69	7.43	32,477	0.90	1.10	1.04	23
03/31/18	16.74	0.16		1.28	1.44	(0.18)	(1.27)	—	16.73	8.66	28,571	0.99	0.95	1.03	15
03/31/17	16.61	0.16		1.10	1.26	(0.17)	(0.96)	—	16.74	7.90	33,209	0.99	0.94	1.03	22
03/31/16	17.57	0.09		(0.59)	(0.50)	(0.09)	(0.37)	—	16.61	(2.78)	35,592	0.99	0.51	1.01	42
03/31/15	17.52	0.05		1.57	1.62	(0.04)	(1.53)	—	17.57	9.67	35,600	0.97	0.30	1.06	69
GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/19	16.30	(0.01)		0.55	0.54	—	—	—	16.84	3.31	14,104	1.11	(0.16)	1.36	32
03/31/19	16.22	(0.05)		1.83	1.78	—	(1.70)	—	16.30	12.37	14,840	1.11	(0.31)	1.34	42
03/31/18	16.48	(0.04)		2.35	2.31	—	(2.57)	—	16.22	14.66	16,906	1.13	(0.25)	1.33	50
03/31/17	14.82	(0.05)		2.65	2.60	—	(0.94)	—	16.48	17.89	17,999	1.14	(0.31)	1.25	36
03/31/16	19.02	(0.06)		(1.83)	(1.89)	—	(2.31)	—	14.82	(9.78)	43,260	1.16	(0.34)	1.27	57
03/31/15	19.16	(0.09)		2.41	2.32	—	(2.46)	—	19.02	12.93	55,888	1.14	(0.47)	1.23	50
Institutional Plus Class
09/30/19	16.70	0.00		0.57	0.57	—	—	—	17.27	3.41	128,835	0.94	0.01	0.96	32
03/31/19	16.55	(0.02)		1.87	1.85	—	(1.70)	—	16.70	12.56	127,744	0.94	(0.13)	0.97	42
03/31/18	16.74	(0.01)		2.39	2.38	—	(2.57)	—	16.55	14.86	119,254	0.94	(0.06)	0.97	50
03/31/17	15.00	(0.01)		2.69	2.68	—	(0.94)	—	16.74	18.21	110,522	0.94	(0.08)	0.98	36
03/31/16	19.19	(0.02)		(1.86)	(1.88)	—	(2.31)	—	15.00	(9.63)	103,537	0.94	(0.10)	0.99	57
03/31/15	19.27	(0.05)		2.43	2.38	—	(2.46)	—	19.19	13.18	119,004	0.92	(0.25)	1.01	50
SMALL/MID CAP FUND
Institutional Class
09/30/19(g)	10.00	0.01		0.35	0.36	—	—	—	10.36	3.60	23	1.20	0.75	203.62	4
Institutional Plus Class
09/30/19(g)	10.00	0.02		0.35	0.37	—	—	—	10.37	3.70	573	0.90	0.91	20.32	4
SMALL COMPANY FUND
Institutional Class
09/30/19	27.27	0.03		0.94	0.97	—	—	—	28.24	3.56	86,224	1.22	0.18	1.33	17
03/31/19	28.21	0.03		0.35	0.38	—	(1.32)	—	27.27	1.67	94,013	1.20	0.11	1.30	26
03/31/18	28.28	(0.02	)(h)	1.45	1.43	—	(1.50)	—	28.21	5.11	171,338	1.22	(0.06)	1.29	28
03/31/17	23.17	0.07		5.45	5.52	(0.06)	(0.35)	—	28.28	23.87	210,573	1.20	0.27	1.31	33
03/31/16	24.06	0.02		(0.20)	(0.18)	(0.04)	(0.67)	—	23.17	(0.65)	51,527	1.18	0.10	1.34	32
03/31/15	24.39	0.02		1.65	1.67	(0.01)	(1.99)	—	24.06	6.97	51,296	1.20	0.09	1.31	29
Institutional Plus Class
09/30/19	27.45	0.06		0.94	1.00	—	—	—	28.45	3.64	733,286	0.99	0.41	1.06	17
03/31/19	28.35	0.09		0.35	0.44	(0.02)	(1.32)	—	27.45	1.90	721,976	0.99	0.32	1.08	26
03/31/18	28.35	0.05		1.45	1.50	—	(1.50)	—	28.35	5.34	521,124	0.99	0.17	1.08	28
03/31/17	23.20	0.12		5.47	5.59	(0.09)	(0.35)	—	28.35	24.14	379,675	0.99	0.47	1.06	33
03/31/16	24.12	0.07		(0.21)	(0.14)	(0.11)	(0.67)	—	23.20	(0.48)	220,980	0.99	0.30	1.07	32
03/31/15	24.43	0.08		1.64	1.72	(0.04)	(1.99)	—	24.12	7.17	217,291	0.98	0.34	1.09	29

(a)	Per share data calculated using average share method.
(b)	Not annualized for a period less than one year.
(c)	Annualized for a period less than one year.
(d)	Ratios excluding contractual and voluntary waivers.
(e)	Includes premium amortization on securities transferred in as part of the common trust conversion in 2016 of $(0.15) per share.
(f)	Commencement of operations of Tributary Nebraska Tax-Free Fund - Institutional Plus Class shares was January 1, 2016.
(g)	Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1, 2019, respectively.
(h)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying Notes to Financial Statements.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of seven series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.

All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2019, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 -Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Asset Backed Securities	$–	$27,767,731	$–	$27,767,731
Non-Agency Commercial Mortgage Backed Securities	–	12,599,986	–	12,599,986
Non-Agency Residential Mortgage Backed Securities	–	17,054,919	–	17,054,919
Corporate Bonds	–	62,076,080	–	62,076,080
Government & Agency Obligations	–	71,782,567	–	71,782,567
Preferred Stocks	459,250	–	–	459,250
Short-Term Investments	5,711,962	–	–	5,711,962
Total	$6,171,212	$191,281,283	$–	$197,452,495

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Asset Backed Securities	$–	$13,897,149	$–	$13,897,149
Non-Agency Commercial Mortgage Backed Securities	–	15,249,831	–	15,249,831
Non-Agency Residential Mortgage Backed Securities	–	19,760,793	–	19,760,793
Corporate Bonds	–	61,061,568	–	61,061,568
Government & Agency Obligations	–	98,559,013	–	98,559,013
Short-Term Investments	117,058	–	–	117,058
Total	$117,058	$208,528,354	$–	$208,645,412

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Nebraska Tax-Free Fund
Government & Agency Obligations	$–	$72,737,040	$–	$72,737,040
Short-Term Investments	1,807,602	–	–	1,807,602
Total	$1,807,602	$72,737,040	$–	$74,544,642

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$45,369,576	$–	$–	$45,369,576
Asset Backed Securities	–	1,265,909	–	1,265,909
Non-Agency Commercial Mortgage Backed Securities	–	1,389,548	–	1,389,548
Non-Agency Residential Mortgage Backed Securities	–	1,017,635	–	1,017,635
Corporate Bonds	–	7,601,944	–	7,601,944
Government & Agency Obligations	–	14,233,999	–	14,233,999
Short-Term Investments	2,181,523	–	–	2,181,523
Total	$47,551,099	$25,509,035	$–	$73,060,134

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Growth Opportunities Fund
Common Stocks	$139,248,764	$–	$–	$139,248,764
Short-Term Investments	3,379,633	–	–	3,379,633
Total	$142,628,397	$–	$–	$142,628,397

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small/Mid Cap Fund
Common Stocks	$592,155	$–	$–	$592,155
Short-Term Investments	20,224	–	–	20,224
Total	$612,379	$–	$–	$612,379

	LEVEL 1 – Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Small Company Fund
Common Stocks	$789,282,734	$–	$–	$789,282,734
Short-Term Investments	31,614,970	–	–	31,614,970
Total	$820,897,704	$–	$–	$820,897,704

*	See Schedules of Portfolio Investments for further industry classification.

Guarantees and Indemnifications

In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.

3. Related Party Transactions and Fees and Agreements

Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for each of the Small/Mid Cap Fund and Small Company Fund. First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary. For the services provided and expenses assumed under the FNFA Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.

Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees (Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each Fund’s average daily net assets as follows.

Expense Caps
Short-Intermediate Bond Fund	0.52%
Income Fund	0.55
Nebraska Tax-Free Fund	0.45
Balanced Fund	0.85
Growth Opportunities Fund	0.94
Small/Mid Cap Fund	0.95
Small Company Fund	0.99

The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the period ended September 30, 2019, fees waived were as follows:

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and Expenses Reimbursed
Short-Intermediate Bond Fund	$195,558	$474	$196,032
Income Fund	256,110	508	256,618
Nebraska Tax-Free Fund	78,478	186	78,664
Balanced Fund	83,894	182	84,076
Growth Opportunities Fund	34,547	362	34,909
Small/Mid Cap Fund	20,986	–	20,986
Small Company Fund	302,472	2,039	304,511

Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement. At September 30, 2019, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,178,736; Income Fund – $1,444,777; Nebraska Tax-Free Fund – $527,374; Balanced Fund – $307,196; Growth Opportunities Fund – $233,511; Small/Mid Cap Fund – $20,986; Small Company Fund – $2,042,450.

MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the six months ended September 30, 2019, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $1,446; Income Fund – $2,215; Balanced Fund – $486; Small Company Fund – $339. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the six months ended September 30, 2019, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$26,470,486	$17,981,478
Income Fund	16,522,775	14,839,595
Nebraska Tax-Free Fund	5,721,699	6,146,203
Balanced Fund	5,491,191	6,565,894
Growth Opportunities Fund	45,139,441	50,486,586
Small/Mid Cap Fund	593,352	25,035
Small Company Fund	133,706,303	152,418,322

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended September 30, 2019, were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$16,795,401	$15,408,876
Income Fund	19,117,245	12,657,561
Nebraska Tax-Free Fund	611,250	–
Balanced Fund	1,358,118	2,130,803

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes

The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.

To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

reclassification. Permanent differences may include but are not limited to the following: reclassifications related to net operating losses and equalization. These reclassifications have no impact on net assets.

_	Net Increase (Decrease)
	Distributable Earnings	Paid-in-Capital
Short-Intermediate Bond Fund	$–	$–
Income Fund	–	–
Nebraska Tax-Free Fund	–	–
Balanced Fund	–	–
Growth Opportunities Fund	(107,463)	107,463
Small Company Fund	(2,700,000)	2,700,000

As of September 30, 2019, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Short-Intermediate Bond Fund	$195,091,069	$2,880,633	$(519,207)	$2,361,426
Income Fund	199,009,278	10,393,383	(757,249)	9,636,134
Nebraska Tax-Free Fund	72,503,016	2,072,617	(30,991)	2,041,626
Balanced Fund	55,583,518	18,068,251	(591,635)	17,476,616
Growth Opportunities Fund	97,442,743	46,924,654	(1,739,000)	45,185,654
Small/Mid Cap Fund	588,436	29,167	(5,224)	23,943
Small Company Fund	683,358,364	174,938,834	(37,399,494)	137,539,340

At March 31, 2019, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:

	Undistributed Net Investment Income*	Undistributed Net Long-Term Capital Gains	Other Temporary Differences	Unrealized Gain (Loss)**	Capital Loss Carry Forward***
Short-Intermediate Bond Fund	$417,681	$–	$(279,348)	$(542,615)	$(2,144,228)
Income Fund	898,242	–	(408,209)	768,949	(3,107,427)
Nebraska Tax-Free Fund	–	–	–	(955,779)	(452,870)
Balanced Fund	21,722	1,145,287	–	14,936,823	–
Growth Opportunities Fund	–	1,461,548	–	46,314,755	(41,406)
Small Company Fund	1,323,239	2,137,875	–	109,372,703	–

*	Undistributed net investment income includes any undistributed net short-term capital gains, if any.
**	Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities, adjustments on inflation indexed securities and equity return of capital securities.
***	Capital loss carry forward includes deferred post October loss and late year losses.

At September 30, 2019, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows for the Small/ Mid Cap Fund:

Undistributed Net Investment Income*	Unrealized Gain (Loss)**	Capital Loss Carry Forward***
$812	$23,918	$(36)

*	Undistributed net investment income includes any undistributed net short-term capital gains, if any.
**	Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities, adjustments on inflation indexed securities and equity return of capital securities.
***	Capital loss carry forward includes deferred post October loss and late year losses.

SEMI-ANNUAL REPORT 2019

NOTES TO FINANCIAL STATEMENTS

September 30, 2019 (Unaudited)

The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2019 and March 31, 2018, were as follows:

	Net Ordinary Income*		Tax Exempt Income		Net Long Term Capital Gains**		Return of Capital		Total Distributions Paid***
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Short-Intermediate Bond Fund	$4,015,041	$3,347,078	$–	$–	$–	$–	$–	$–	$4,015,041	$3,347,078
Income Fund	5,954,743	6,103,546	–	–	–	–	–	–	5,954,743	6,103,546
Nebraska Tax-Free Fund	39,441	14,012	1,692,586	2,294,989	–	–	561,894	–	2,293,921	2,309,001
Balanced Fund	702,416	690,469	–	–	4,144,048	5,477,086	–	–	4,846,464	6,167,555
Growth Opportunities Fund	–	–	–	–	13,876,252	19,267,400	–	–	13,876,252	19,267,400
Small Company Fund	1,594,767	5,682,919	–	–	32,498,906	30,023,507	–	–	34,093,673	35,706,426

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**	The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2019. Equalization debits included in the long term distributions were $325,000 and $2,700,000 for Growth Opportunities Fund and Small Company Fund, respectively.
***	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At March 31, 2019, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.

	No Expiration
	Short Term	Long Term	Total
Short-Intermediate Bond Fund	$396,173	$1,748,055	$2,144,228
Income Fund	1,152,874	1,954,553	3,107,427
Nebraska Tax-Free Fund	32,733	420,137	452,870

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2019, the Funds deferred losses to April 1, 2019 as follows:

Late Year Losses/Post-October Losses
Growth Opportunities Fund	$41,406

The Funds comply with FASB ASC Topic 740, “Income Taxes.” FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year ended March 31, 2019. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

8. Recent Accounting Pronouncements

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds have adopted ASU No. 2017-08 within these financial statements.

9. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes.

SEMI-ANNUAL REPORT 2019

ADDITIONAL FUND INFORMATION

September 30, 2019 (Unaudited)

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the SEC’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019, through September 30, 2019.

Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SEMI-ANNUAL REPORT 2019

ADDITIONAL FUND INFORMATION

September 30, 2019 (Unaudited)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expense Paid During Period*	Expense Ratio During Period*	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period*	Expense Ratio During Period*
Short-Intermediate Bond Fund
Institutional Class	$1,000.00	$1,021.61	$3.69	0.73%	$1,000.00	$1,021.35	$3.69	0.73%
Institutional Plus Class	1,000.00	1,023.71	2.68	0.53	1,000.00	1,022.35	2.68	0.53
Income Fund
Institutional Class	$1,000.00	$1,052.16	$3.95	0.77%	$1,000.00	$1,021.15	$3.89	0.77%
Institutional Plus Class	1,000.00	1,053.13	2.98	0.58	1,000.00	1,022.10	2.93	0.58
Nebraska Tax-Free Fund
Institutional Plus Class	$1,000.00	$1,026.21	$2.28	0.45%	$1,000.00	$1,022.75	$2.28	0.45%
Balanced Fund
Institutional Class	$1,000.00	$1,058.66	$5.35	1.04%	$1,000.00	$1,019.80	$5.25	1.04%
Institutional Plus Class	1,000.00	1,059.95	4.38	0.85	1,000.00	1,020.75	4.29	0.85
Growth Opportunities Fund
Institutional Class	$1,000.00	$1,033.13	$5.64	1.11%	$1,000.00	$1,019.45	$5.60	1.11%
Institutional Plus Class	1,000.00	1,034.13	4.78	0.94	1,000.00	1,020.30	4.75	0.94
Small/Mid Cap Fund
Institutional Class	$1,000.00	$1,036.00	$1.97	1.20%	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Plus Class	1,000.00	1,037.00	1.59	0.95	1,000.00	1,020.25	4.80	0.95
Small Company Fund
Institutional Class	$1,000.00	$1,035.56	$6.21	1.22%	$1,000.00	$1,018.90	$6.16	1.22%
Institutional Plus Class	1,000.00	1,036.43	5.04	0.99	1,000.00	1,020.05	5.00	0.99

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period (except for the Small/Mid Cap Fund's actual return information which reflects the 60-day period between August 1, 2019, the commencement of operations for the Institutional Shares, and the 59-day period between August 2, 2019, the commencement of operations for the Institutional Plus Shares, through September 30, 2019).

SEMI-ANNUAL REPORT 2019

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2019 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements

On May 21, 2019, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010, as amended (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended (“Investment Sub-Advisory Agreement”), between Tributary and First National Fund Advisers (“FNFA”) with respect to the Tributary Balanced Fund, Tributary Growth Opportunities Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund and the Tributary Nebraska Tax-Free Fund (collectively, the “FNFA Funds”).

Tributary Capital Management, LLC

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly-owned subsidiary of First National Bank of Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2018, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted the historic financial stability of FNB and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices, Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds..

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Small Company Fund would continue to manage the Small Company Fund. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the Small Company Fund’s performance as compared to its broad-based securities market indices, the Russell 2000 Index and the Russell 2000 Value Index. The Board noted that each Fund’s performance with respect to the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group.

The Board noted that the Small Company Fund’s Institutional Plus Class outperformed its Lipper peer group average for the one-year and five-year periods ended March 31, 2019, while the Small Company Fund slightly underperformed its Lipper peer group average during the three-year period ended March 31, 2019. Further, the Board noted that the Small Company Fund’s Institutional Plus Class outperformed its Morningstar peer group average for the one-year and five-year periods ended March 31, 2019, while the Small Company Fund slightly underperformed its Morningstar peer group average during the three-year period ended March 31, 2019. The Board further considered that the Small Company Fund’s Institutional Plus Class underperformed the Russell 2000 Index during the one-year and three-year periods ended March 31, 2019, while outperforming the Russell 2000 Index for the five-year period ended March 31, 2019. Further, the Small Company Fund’s Institutional Plus Class outperformed the Russell 2000 Value Index during the one-year and five-year periods ended March 31, 2019, while the Small Company Fund underperformed the Russell 2000 Value Index during the three-year period ended March 31, 2019. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies. Additionally, the Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.

After reviewing and discussing the performance of the Funds further, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Funds and Tributary was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary. The Board noted that the Funds’ advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps for both the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund effective August 1, 2019.

SEMI-ANNUAL REPORT 2019

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2019 (Unaudited)

The Board considered that the Small Company Fund’s advisory fee and total expense ratio are higher than the respective Lipper peer group averages. The Expense Waiver Agreement as currently in place was reviewed and it is noted will be continued without change; this Agreement allows for overall expenses for Small Company Fund shareholders to remain competitive. The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund, which advisory fees were lower than the advisory fees paid by the Fund. However, the Board noted certain revenue sharing payments made to intermediaries by Tributary on behalf of the Fund, which payments are not made with respect to such other accounts. The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Considering the recent growth in assets of the Small Company Fund, the Board discussed with Tributary appropriate assets levels at which any break-points in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.

Legal Considerations.

The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.

First National Fund Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided.

The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the FNFA Funds under the FNFA’s Investment Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by FNFA who would be providing services under the Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNFA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds. The Board also evaluated FNFA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNFA’s current Form ADV. Based on a profit and loss statement for First National Bank’s Wealth Management Group (of which FNFA is a department of) as of December 31, 2018, the Board concluded that FNFA would be sufficiently capitalized to satisfy its obligations to the FNFA Funds. The Board also noted the historical financial stability of FNB and its parent company as it relates to the operations of FNFA. After reviewing the foregoing information and further information in FNFA’s responses, including descriptions of FNFA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue substantially unchanged under FNFA’s Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNFA currently managing the FNFA Funds would continue to manage the FNFA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds. The Board noted that each of the FNFA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Tributary Short-Intermediate Bond Fund, Tributary Income Fund and the Tributary Growth Opportunities Fund as compared to certain accounts managed by FNFA with comparable investment strategies.

Tributary Balanced Fund. The Board considered that the Balanced Fund’s Institutional Plus Class outperformed its Lipper peer group average during the one-year and five-year periods ended March 31, 2019, while the Fund underperformed its Lipper peer group average for the three-year period ended March 31,

SEMI-ANNUAL REPORT 2019

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2019 (Unaudited)

2019. The Board further considered that the Balanced Fund’s Institutional Plus Class outperformed its Morningstar peer group averages for each of the one-year, three-year and five-year periods ended March 31, 2019.

Tributary Growth Opportunities Fund. The Board considered that the Growth Opportunities Fund’s Institutional Plus Class outperformed its Lipper peer group averages for the one-year and five-year periods ended March 31, 2019, while the Fund matched the performance of its Lipper peer group during the three-year period ended March 31, 2019. The Board further considered that the Growth Opportunities Fund’s Institutional Plus Class outperformed its Morningstar peer group averages for each of the one-year, three-year and five-year periods ended March 31, 2019.

Tributary Income Fund. The Board considered that the Income Fund’s Institutional Plus Class outperformed its Lipper peer group average for the one-year period ended March 31, 2019, but underperformed its Lipper peer group average during the three-year and five-year periods ended March 31, 2019. The Fund outperformed its Morningstar peer group average for each of these periods.

Tributary Short-Intermediate Bond Fund. The Board considered that the Short-Intermediate Bond Fund’s Institutional Plus Class underperformed its Lipper peer group average for the one-year, three-year and five-year periods ended March 31, 2019, but outperformed its Morningstar peer group average for each of these periods.

Tributary Nebraska Tax-Free Fund. The Board considered that the Nebraska Tax-Free Fund’s Institutional Plus Class outperformed its Lipper and Morningstar peer group averages for the one-year period ended March 31, 2019.

After reviewing and discussing the performance of the FNFA Funds further, FNFA’s portfolio managers’ experience managing the FNFA Funds, FNFA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.

Cost of Services Provided and Profitability.

The Board reviewed the rate of FNFA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNFA. The Board noted the FNFA Fund’s advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the fees charged by FNFA would remain the same and that Tributary – not the FNFA Funds – would pay the sub-advisory fees to FNFA.

Tributary Balanced Fund. The Board considered that the Balanced Fund’s advisory fee with respect to its Institutional Plus Class is the same as the average advisory fee charged by funds in its Lipper peer group, while the total expense ratio with respect to the Fund’s Institutional Plus Class is lower than its Lipper peer group average.

Tributary Growth Opportunities Fund. The Board considered that the Growth Opportunities Fund’s advisory fee and total expense ratio with respect to its Institutional Plus Class are higher than its Lipper peer group averages.

Tributary Income Fund. The Board considered that the Income Fund’s advisory fee and total expense ratio with respect to its Institutional Plus Class are higher than its Lipper peer group averages.

Tributary Short-Intermediate Bond Fund. The Board considered that the Short-Intermediate Bond Fund’s advisory fee and total expense ratio are higher than its Lipper peer group averages.

Tributary Nebraska Tax-Free Fund. The Board considered that the Nebraska Tax-Free Fund’s advisory fee and total expense ratio are lower than its Lipper peer group averages.

The Expense Waiver Agreement as currently in place was reviewed and it is noted will be continued with the current expense caps, except that the expense cap for each of the Tributary Short-Intermediate Bond Fund and the Tributary Income Fund are to be lowered to 0.52% and 0.55%, respectively, effective August 1, 2019. The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNFA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Economies of Scale.

The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.

Other Considerations.

The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including soft dollar and research benefits.

Legal Considerations.

The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

45

SEMI-ANNUAL REPORT 2019

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2019 (Unaudited)

Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNFA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNFA’s fees under the Investment Sub-Advisory Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

46

TRIBUTARY FUNDS

Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104

Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101

Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, Nebraska 68130

Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154

Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Gahanna, Ohio 43230

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

or email:
ClientServices@tributarycapital.com

TF-SAR-0919

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Tributary Funds, Inc.

By       /s/ Karen Shaw
Karen Shaw
Treasurer

Date       November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By       /s/ Stephen C. Wade
Stephen C. Wade
President

Date       November 26, 2019

By       /s/ Karen Shaw
Karen Shaw
Treasurer

Date       November 26, 2019